                                       Registration No. 2-15530 and 811-901

                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No. 79                              /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No. 80                                             /X/

                       DAVID L. BABSON GROWTH FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on
      October 31, 2001 pursuant to paragraph (b) of Rule 485 /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485 /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of
      Rule 485

If appropriate, check the following box:

      /_/  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                       Registration No. 33-17762 and 811-5386

                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No. 18                              /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No. 19                                             /X/

                  BABSON-STEWART IVORY INTERNATIONAL FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on
      October 31, 2001 pursuant to paragraph (b) of Rule 485 /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485 /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of
      Rule 485

If appropriate, check the following box:

      /_/  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                       Registration No. 33-15074 and 811-5218

                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No. 18                              /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No. 20                                             /X/

                            SHADOW STOCK FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on
      October 31, 2001 pursuant to paragraph (b) of Rule 485 /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485 /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of
      Rule 485

If appropriate, check the following box:

      /_/  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                       Registration No. 2-85791 and 811-3823

                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No. 22                              /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No. 23                                             /X/

                          BABSON ENTERPRISE FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on
      October 31, 2001 pursuant to paragraph (b) of Rule 485 /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485 /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of
      Rule 485

If appropriate, check the following box:

      /_/  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                       Registration No. 33-39321 and 811-6252

                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No. 13                              /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No. 14                                             /X/

                         BABSON ENTERPRISE FUND II, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on
      October 31, 2001 pursuant to paragraph (b) of Rule 485 /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485 /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of
      Rule 485

If appropriate, check the following box:

      /_/  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                       Registration No. 2-93363 and  811-4114

                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No. 20                              /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No. 22                                             /X/

                             BABSON VALUE FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on
      October 31, 2001 pursuant to paragraph (b) of Rule 485 /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485 /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of
      Rule 485

If appropriate, check the following box:

      /_/  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                       Registration No. 2-65761 and 811-2963

                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No. 28                              /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No. 30                                             /X/

                       D. L. BABSON MONEY MARKET FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on
      October 31, 2001 pursuant to paragraph (b) of Rule 485 /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485 /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of
      Rule 485

If appropriate, check the following box:

      /_/  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                       Registration No. 2-65489 and 811-2948

                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No. 28                              /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No. 29                                             /X/

                      D. L. BABSON TAX-FREE INCOME FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on
      October 31, 2001 pursuant to paragraph (b) of Rule 485 /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485 /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of
      Rule 485

If appropriate, check the following box:

      /_/  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                       Registration No. 2-10002 and 811-495

                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No. 102                             /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No. 102                                            /X/

                            D.L. BABSON BOND TRUST
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                               (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                 64108-3306
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

      /_/ immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on
      October 31, 2001 pursuant to paragraph (b) of Rule 485 /_/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /_/ on (date) pursuant to paragraph (a)(1) of Rule 485 /_/ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /_/ on (date) pursuant to paragraph (a)(2) of
      Rule 485

If appropriate, check the following box:

      /_/  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Babson Funds

Prospectus

October 31, 2001

Equities
Enterprise Fund
Enterprise Fund II
Growth Fund
Shadow Stock Fund
Value Fund
International Fund

Fixed Income
Bond Trust
Money Market Fund
Tax-Free Income Fund

Babson Funds

Jones & Babson, Inc. Distributors
A Member of the Generali Group

Shares of the Funds have not been approved or disapproved by the
Securities and Exchange Commission nor has the Commission passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus

October 31, 2001

Equity Funds
Babson Enterprise Fund, Inc.
Babson Enterprise Fund II, Inc.
David L. Babson Growth Fund, Inc.
Shadow Stock Fund, Inc.
Babson Value Fund, Inc.
Babson-Stewart Ivory
International Fund, Inc.

Fixed Income Funds
D.L. Babson Bond Trust
D.L. Babson Money Market Fund, Inc.
D.L. Babson Tax-Free Income Fund, Inc.

Babson Funds

INVESTMENT ADVISOR:
David L. Babson & Company Inc.
Cambridge, Massachusetts

MANAGED AND DISTRIBUTED BY:
Jones & Babson, Inc.
Kansas City, Missouri

         Table Of Contents

         Information About The Funds
                                                                                                Page
         Investment Objectives and  Principal Investment Strategies                                2
         Principal Risk Factors                                                                    5
         Past Performance                                                                          7
         Fees and Expenses                                                                        10
         Management and Investment Advisor                                                        11
         Financial Highlights                                                                     12

         Information About Investing
         How to Purchase Shares                                                                   18
         How to Redeem Shares                                                                     18
         Shareholder Services                                                                     18
         How Share Price is Determined                                                            19
         Distributions and Taxes                                                                  19
         Additional Policies about Transactions                                                   21
         Conducting Business with the Babson Funds                                                22

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

BABSON FUND
Babson Enterprise Fund
Babson Enterprise Fund II
Shadow Stock Fund

OBJECTIVE Long-term growth of capital.

PRINCIPAL RISKS*
Market Risks
Small Company Risks

BABSON FUND
Babson Growth Fund

OBJECTIVE
Above average total return over longer periods of time through the growth of both capital and dividend income.

PRINCIPAL RISKS*
Market Risks

BABSON FUND
Babson Value Fund

OBJECTIVE
Long-term growth of capital and income.

PRINCIPAL RISKS*
Market Risks

BABSON FUND
Babson-Stewart Ivory
International Fund

OBJECTIVE
Favorable total return (market appreciation and income).

PRINCIPAL RISKS*
Market Risks
International Risks

BABSON FUND
Babson Bond Trust
Portfolio S - Shorter Term
Babson Bond Trust
Portfolio L - Longer Term

OBJECTIVE
Maximum current income and reasonable stability of principal, consistent with stated quality and maturity standards.

PRINCIPAL RISKS*
Fixed Income Risks
Credit Risks

BABSON FUND
Babson Money Market Fund

OBJECTIVE
Maximizing income consistent with maintaining the safety and liquidity of the Fund's assets and seeking to maintain a consistent net asset value of $1.00 per share.

PRINCIPAL RISKS*
Fixed Income Risks

BABSON FUND
Babson Tax-Free Income Fund

OBJECTIVE
Providing the highest level of regular income exempt from federal income tax consistent with stated quality and maturity standards.

PRINCIPAL RISKS*
Fixed Income Risks

PRINCIPAL INVESTMENT STRATEGIES:

Each Fund and Portfolio  (the "Funds")  normally  invests for the long-term (but may sell a security  at any time that the Advisor  considers  it  overvalued  or
otherwise  unfavorable).   The  Funds  intend  to  pursue  their  objectives  by
principally investing as described below.

Babson  Enterprise  Fund -- This Fund  invests at least 80% of its net assets in common  stocks of small,  faster-growing  companies  (referred to as  micro-cap)
worth between $15 million and $300 million in market  capitalization at the time of initial  purchase.  The Fund  selects  companies  whose stocks are selling at prices it believes  are  reasonable  in relation  to the  company's  fundamental financial  characteristics and business prospects.  The primary valuation ratios used are:

                  o  price relative to earnings;
                  o  price relative to sales;
                  o  price relative to assets as measured by book
                     value; and,
                  o  price relative to cash flow.

Babson  Enterprise Fund II -- This Fund invests in substantially the same manner as Babson  Enterprise  Fund with the exception that it targets  slightly  larger companies.  The Fund invests at least 80% of its net assets in common  stocks of small,  faster  growing  companies  worth between $250 million and $1 billion in market  capitalization  at the time of  initial  purchase.  The  Fund  generally
invests  in  stocks   listed  on  national  or  regional   exchanges  or  listed
over-the-counter (e.g., NASDAQ) with prices quoted daily in the financial press.

Babson Growth Fund -- To seek above  average total return,  this Fund remains at least 80%  invested  in a  portfolio  of common  stocks  representing  companies selected for their long-term  possibilities  of both capital and dividend income growth. The Advisor defines "above average total return" as total return that is higher than return  generated  by  traditional  investment  vehicles  other than equity products over the long-term.

Babson  Growth  Fund  will  invest  at time of  initial  purchase  in  stocks of well-managed  companies  in growing  industries  that have  demonstrated  both a consistent and an above average ability to increase their earnings and dividends and which have favorable prospects of sustaining such growth.  Measurements used for selection screening include:

                  o     earning power;
                  o     dividend paying ability; and,
                  o     assets of the company.

Shadow Stock Fund -- This Fund invests in small company  stocks  called  "Shadow
Stocks."  These  stocks  combine  the  characteristics  of  "small  stocks"  and
"neglected stocks." The Fund defines "small stocks" as those stocks of companies that have market  capitalization  at the time of initial purchase of between $20 million  and the  capitalization  that marks the point  between  the 8th and 9th deciles of the New York Stock  Exchange (the "upper limit") and that have annual net profits of at least $1 million for the three most recent fiscal  years.  The
Fund defines "neglected  stocks" as those that have below average  institutional holdings and below average coverage by analysts and newsletters. It is estimated that the Shadow Stock Fund will generally  contain between 200 and 300 stocks at any one time.

The Fund screens  "small and neglected  stocks" and will not buy a stock or will sell part or all of a stock it owns, if the Advisor believes:

                  o  that the financial condition of the company is
                     in jeopardy;
                  o  that liquidity is insufficient;
                  o  that total acquisition costs are unreasonably
                     high; or,
                  o  that the stock is selling for less than $5 per share (stock will not be sold for this reason alone but additional stock will not be bought below $4 per share and will be sold at
                     the semi-annual re-balancing if the stock is selling below
                     $4 per share).

The Fund will also sell stocks based on:

                  o  potential negative earnings;
                  o  tenders or potential mergers;
                  o  not meeting criteria for "neglected stocks" for
                     three semi-annual evaluations; and,
                  o  not meeting criteria for "small stocks" by having market capitalization below $10 million or above twice the "upper limit."

Babson  Value Fund -- This Fund invests at least 90% of its net assets in common stocks that are considered to be undervalued in relation to earnings,  dividends and/or assets.  The Fund invests,  at time of initial  purchase,  in stocks that meet each of the following criteria:

                  o  stocks that the Fund considers to be undervalued based on their earnings, dividends and/or assets or other widely
                     recognized stock valuation measurements;
                  o  stocks of companies the Fund believes are sound businesses with good future potential based on their fundamental
                     characteristics;
                  o  stocks of companies with an investment quality rating
                     (growth and stability of earnings and dividends) of "B-" or better by Standard & Poor's Rating Group ("S&P(R)")
                     or a financial strength rating of "B" or better by Value
                     Line; and,
                  o  stocks of any price range that may or may not
                     be paying current dividends.

Babson-Stewart Ivory International Fund -- This Fund invests at least 80% of its net assets in equity securities  (common stocks and securities  convertible into common stocks) of  established  companies  whose primary  business is carried on outside the United  States.  It will invest in at least three foreign  countries and  will  not  invest  more  than  35% of its net  assets  in any one  country.
Securities  purchased  will  primarily be listed on foreign stock  exchanges and will have attractive characteristics in terms of:

                  o  growth;
                  o  financial resources;
                  o  quality;
                  o  acceptance of products or services; and,
                  o  ability to generate profits and in many cases--
                     dividends.

Babson-Stewart Ivory International Fund from time to time will also purchase:

                  o  American Depository Receipts;
                  o  European Depository Receipts;
                  o  International Depository Receipts;
                  o  foreign currency or foreign currency forwards
                     (the latter only for hedging);
                  o  securities not listed on an exchange (which may
                     be more difficult to sell); and,
                  o  investment grade fixed income securities of foreign
                     governments and foreign corporations.

Babson  Bond Trust - Portfolio  L and  portfolio  S -- Babson Bond Trust  offers shares of two separate fixed income  portfolios.  Portfolio L (Longer Term) will typically have an expected  dollar weighted  average  maturity of more than five years.  Portfolio  S  (Shorter  Term) will  typically  have an  expected  dollar weighted  average  maturity of five years or less.  Each Portfolio may invest at time of purchase:

                  o  at least 80% of its net assets in debt securities to
                     include: (1) direct or guaranteed obligations of the U.S.
                     government and its agencies, and (2) investment grade debt securities issued by corporations or other business
                     organizations, including notes and bonds; the Portfolios
                     will limit its investment in securities rated BBB or Baa to no more than 25% of their assets;
                  o  in debt securities secured by specific assets of the
                     issuing corporation (such as mortgage bonds and equipment
                     trusts) as well as unsecured debt securities that represent claims on the general credit of the issuer;
                  o  up to 25% of their assets in Yankee Bonds;
                     Yankee Bonds are issued by foreign-domiciled
                     entities and underwritten by a U.S. syndicate
                     for delivery in the U.S.;
                  o  in cash or short-term debt obligations; and,
                  o  in variable rate master demand notes, which represent a borrowing agreement between an institutional lender and
                     borrower.

The expected average  weighted  maturity of Portfolio L is approximately 7 years and Portfolio S is  approximately  4.5 years, but maturities may be shortened or lengthened to respond to interest rate changes.

Babson Money Market Fund -- This Fund  invests in high quality  short-term  debt instruments for the purpose of maximizing income consistent with maintaining the safety and liquidity of the Fund's assets.  The primary investment is commercial paper issued by  corporations.  The Fund will have an expected  weighted average maturity of 90 days or less.  Net asset value is expected to remain  constant at
$1.00 per share. The Fund may invest at time of purchase in:

                  o  direct obligations of the U.S. government;
                  o  obligations of U.S. government agencies and
                     instrumentalities which are secured by the full faith and
                     credit of the U.S. Treasury such as the Government National
                     Mortgage Association, Export-Import Bank, or the Student
                     Loan Marketing Association; or which are secured by the
                     right of the issuer to borrow from the Treasury, such as
                     securities issued by the Federal Financing Bank or the U.S.
                     Postal Service; or which are supported by the credit of the government agency or instrumentality itself, such as
                     securities of the Federal Home Loan Banks, or the Federal
                     National Mortgage Association;
                  o  repurchase agreements collateralized by issues
                     of the United States Treasury or United States
                     government agencies;
                  o  short-term obligations issued domestically by U.S.
                     commercial banks or savings and loan associations having
                     assets of at least $1 billion, which are members of the
                     Federal Deposit Insurance Corporation or Federal Home Loan
                     Banks Association;
                  o  high quality commercial paper or variable rate
                     master demand notes of corporations; and,
                  o  high quality non-convertible short-term debt
                     obligations.

Babson Tax-Free  Income Fund -- This Fund intends to offer shares  substantially exempt from federal income tax. The Fund will have an expected  weighted average maturity  between ten and twenty-five  years with  maturities  being longer than five years at time of purchase. The Fund may invest at time of purchase:

                  o  at least 80% of its net assets in municipal securities, such as bonds and other debt instruments issued by or on
                     behalf of states, territories and possessions of the United
                     States, including their subdivisions, authorities, agencies and instrumentalities and the interest they pay is expected to be exempt from federal income tax and any alternative
                     minimum tax;
                  o  at least 90% of the municipal bonds bought will be rated within the three top rating categories of Moody's (Aaa, Aa or A) or Standard & Poor's(R) (AAA, AA or A);
                  o  investments in short-term municipal obligations and notes will be (1) backed by the full faith and credit of the
                     United States; or (2) rated MIG-1, MIG-2 or MIG-3 by
                     Moody's; or (3) A-1 or A-2 by Standard & Poor's(R); or
                     (4) if unrated short-term then the issuer's long-term bond rating must be at least A as determined by Moody's or
                     Standard & Poor's(R); and,
                  o  in cash or short-term money market obligations (including taxable money market obligations on a temporary basis) that are rated in the top two categories (A-1/Prime-1 or
                     A-2/Prime-2).

PRINCIPAL RISK FACTORS

As with any mutual fund,  there is a risk that you could lose money by investing in the Funds or  Portfolios.  Investments  are not insured or  guaranteed by the
Federal Deposit  Insurance  Corporation  (FDIC) or any other government  agency.
Although  the  Babson  Money  Market  Fund seeks to  preserve  the value of your investment at $1.00 per share,  it is possible to lose money by investing in the
Fund.

MARKET RISKS

Equity  securities are subject to market,  economic and business risks that will cause  their  prices to  fluctuate  over  time.  Since the  Growth,  Enterprise,
Enterprise II, Value,  Shadow and International  Funds normally invest in equity securities, the value of these Funds will go up and down.

Each  Fund's  success  depends  largely on the  ability of its Advisor to select favorable investments.  Different types of investments shift in and out of favor depending  on market and economic  conditions.  For  example,  at various  times stocks will be more or less favorable than bonds,  and small company stocks will be more or less favorable than large company stocks.  Because of this, the Funds will perform  better or worse than other types of funds  depending on what is in
"favor."

SMALL COMPANY RISKS

Generally,  smaller and less seasoned  companies  have more  potential for rapid growth. However, they often involve greater risk than larger companies and these risks are passed on to Funds that invest in them.  These  companies may not have the management  experience,  financial  resources,  product  diversification and competitive strengths of larger companies.  Therefore, the securities of smaller companies  tend  to be  more  volatile  than  the  securities  of  larger,  more established companies.

Smaller  company  stocks  tend to be bought  and sold less  often and in smaller amounts than larger company  stocks.  Because of this, if a Fund wants to sell a large  quantity  of a small  company  stock it may have to sell at a lower price than its Advisor might prefer, or it may have to sell in small quantities over a period of time.  Enterprise and Enterprise II Funds try to minimize this risk by investing  in  stocks  that are  readily  bought  and sold.  However,  the lower liquidity of the  neglected  stocks in which  Shadow  Stock Fund  invests  carry greater risk in the event of a weak stock market and substantial liquidations by the Fund.

FIXED INCOME RISKS

The yields and principal values of debt securities fluctuate.  Generally, values of debt securities change inversely with changes in interest rates. For example, when interest rates go up, the values of debt  securities  tend to go down. As a result,  the values of the  Portfolio L and S of Bond Trust and the value of the
Tax-Free  Income Fund may go down.  The  fluctuations  that are  experienced  by
Portfolio L of Bond Trust and by the Tax-Free Income Fund will likely be greater than those of Portfolio S, since  longer-term bond prices tend to fluctuate more in response to interest rate changes. Future interest rates cannot be accurately and consistently forecast.

The amount of the dividends paid by Bond Trust,  Tax-Free  Income Fund and Money
Market  Fund will  change  based on the  amount of income  the Fund earns on its investments. Also, it is possible that the issuer of a debt security may default on the interest and principal  payments due to a Fund, which may affect a Fund's total return.

CREDIT RISKS

The Bond Trust and Tax-Free  Income Funds may purchase  fixed income  securities rated in the fourth  classification by Moody's (Baa) and S&P(R) (BBB). These securities have speculative  characteristics  and changes in economic conditions or other  circumstances  are more likely to lead to a weakened capacity of those issuers to make principal or interest  payments,  as compared to issuers of more highly rated securities.

INTERNATIONAL RISKS

International   investing  by  Babson-Stewart  Ivory  International  Fund  poses additional risks such as currency fluctuation and political  instability.  These risks are inherently passed on to the company's shareholders and in turn, to the
Fund's shareholders.

Investing in developing  countries may pose additional risks.  Securities issued by  companies  in  developing  countries  may not be as  liquid as those in more developed countries. In addition, regulations in developing countries may not be as strong nor information as readily  available.  The International Fund intends to limit purchases of securities issued by developing  countries to no more than
20% of the Fund.

TEMPORARY DEFENSIVE STRATEGY

Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive  investments,  such as cash,  short-term debt obligations or other high quality investments.  During such periods, the Funds may not achieve their investment objectives.

PAST PERFORMANCE

The tables below and on the  following  pages provide an indication of the risks of  investing  in the  Funds.  The  tables  show  changes  in the total  returns generated by the respective Fund for each calendar year and show how each Fund's average  annual  returns for certain  periods  compare with those of a relevant, widely recognized benchmark.  Each table reflects all expenses of the respective
Fund and assumes that all dividends and capital  gains  distributions  have been reinvested  in new  shares  of that  Fund.  A  Fund's  past  performance  is not necessarily an indication of how a Fund will perform in the future.

         Babson Enterprise Fund
         Annual Total Return as of December 31 of Each Year

         CHART

         Year-to-Date Return (through September 30, 2001) 14.27%
         Best Quarter: Q1 '91 = 24.55%
         Worst Quarter: Q3 '98 = -20.02%

         Average Annual Total Return as of December 31, 2000
                                                                      1 Year           5 Years          10 Years

         Babson Enterprise Fund                                        12.47%            8.23%            13.88%
         Russell 2000 Index                                            -3.03%           10.32%            15.53%

         Babson Enterprise Fund II
         Annual Total Return as of December 31 of Each Year

         CHART

         Year-to-Date Return (through September 30, 2001) -8.86%
         Best Quarter: Q2 '99 = 17.47%
         Worst Quarter: Q3 '98 = -18.71%

         Average Annual Total Return as of December 31, 2000
                                                                                                       Inception
                                                                      1 Year           5 Years           8/5/91
         Babson Enterprise Fund II                                     16.61%           15.03%            13.55%
         Russell 2000 Index                                            -3.03%           10.32%            15.53%

         Babson Growth Fund
         Annual Total Return as of December 31 of Each Year

         CHART

         Year-to-Date Return (through September 30, 2001) -30.08%
         Best Quarter: Q4 '98 = 26.23%
         Worst Quarter: Q3 '01 = -20.46%

         Average Annual Total Return as of December 31, 2000
                                                                      1 Year           5 Years          10 Years

         Babson Growth Fund                                            -7.85%           16.42%            15.54%
         S&P 500 Index                                             -9.10%           18.32%            17.45%
         Russell 1000 Growth   Index                                  -22.42%           18.14%            17.33%

         Shadow Stock Fund
         Annual Total Return as of December 31 of Each Year

         CHART

         Year-to-Date Return (through September 30, 2001) 6.95%
         Best Quarter: Q1 '91 = 21.95%
         Worst Quarter: Q3 '98 = -14.20%

         Average Annual Total Return as of December 31, 2000
                                                                      1 Year           5 Years          10 Years
         Shadow Stock Fund                                             11.31%           12.24%            14.85%
         Russell 2000 Index                                            -3.03%           10.32%            15.53%

         Babson Value Fund
         Annual Total Return as of December 31 of Each Year

         CHART

         Year-to-Date Return (through September 30, 2001) -8.68%
         Best Quarter: Q1 '91 = 17.10%
         Worst Quarter: Q3 '98 = -17.78%

         Average Annual Total Return as of December 31, 2000
                                                                      1 Year           5 Years          10 Years
         Babson Value Fund                                              9.06%           12.67%            16.19%
         S&P 500 Index                                             -9.10%           18.32%            17.45%
         S&P Barra Value                                            6.09%           16.81%            16.88%

         Babson-Stewart Ivory International Fund
         Annual Total Return as of December 31 of Each Year

         CHART

         Year-to-Date Return (through September 30, 2001) -35.48%
         Best Quarter: Q4 '99 = 21.34%
         Worst Quarter: Q1 '01 = -18.85%

         Average Annual Total Return as of December 31, 2000
                                                                      1 Year           5 Years          10 Years
         Babson-Stewart Ivory International Fund                      -14.48%            7.94%             9.71%
         MSCI EAFE Index                                              -13.96%            7.43%             8.56%

         Babson Bond Trust-- Portfolio L
         Annual Total Return as of December 31 of Each Year

         CHART

         Year-to-Date Return (through September 30, 2001) 7.80%
         Best Quarter: Q3 '91 = 6.04%
         Worst Quarter: Q1 '94 = -2.67%

         Average Annual Total Return as of December 31, 2000
                                                                      1 Year           5 Years          10 Years
         Babson Bond Trust - Portfolio L                                9.93%            5.62%             7.36%
         Lehman Bros. Aggregate Bond Index                             11.63%            6.46%             7.96%

         Babson Bond Trust-- Portfolio S
         Annual Total Return as of December 31 of Each Year

         CHART

         Year-to-Date Return (through September 30, 2001) 7.24%
         Best Quarter: Q4 '91 = 4.55%
         Worst Quarter: Q1 '94 = -2.04%

         Average Annual Total Return as of December 31, 2000
                                                                      1 Year           5 Years          10 Years
         Babson Bond Trust - Portfolio S                                9.62%            5.85%             6.98%
         Lehman Bros. Intermediate
           Govt./Corporate Index                                       10.10%            6.11%             7.35%

         Babson Money Market Fund
         Annual Total Return as of December 31 of Each Year

         CHART

         Year-to-Date Return (through September 30, 2001) 2.86%
         Best Quarter: Q1 '91 = 1.56%
         Worst Quarter: Q2 '93 = 0.57%

         Average Annual Total Return as of December 31, 2000
                                                                      1 Year           5 Years          10 Years
         Babson Money Market Fund                                       5.61%            4.80%             4.34%
         Merrill Lynch 91-Day Treasury Bill Index                       6.16%            5.37%             5.05%

         Babson Tax-Free Income Fund
         Annual Total Return as of December 31 of Each Year

         CHART

         Year-to-Date Return (through September 30, 2001) 4.90% Best Quarter: Q1
         '95 = 5.40% Worst Quarter: Q2 '99 = -2.09% Average Annual Total Return
         as of December 31, 2000
                                                                      1 Year           5 Years          10 Years
         Babson Tax-Free Income Fund                                   10.58%            4.87%             6.45%
         Lehman Bros. Municipal Bond Index                             11.69%            5.84%             7.33%

         FEES & EXPENSES

The following  tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.
                                                                                                                         BABSON-
                                                              BABSON        BABSON       BABSON     SHADOW    BABSON  STEWART IVORY
                                                            ENTERPRISE    ENTERPRISE     GROWTH      STOCK     VALUE  INTERNATIONAL
                                                               FUND         FUND II       FUND       FUND      FUND        FUND
         Shareholder Fees
         (fees paid directly from your investment)
            Maximum Sales Charge (Load)
               Imposed on Purchases                            None          None         None        None     None        None
            Maximum Deferred Sales Charge (Load)               None          None         None        None     None        None

            Maximum Sales Charge (Load) Imposed
               on Reinvested Dividends                         None          None         None        None     None        None
            Redemption Fee                                     None*         None*        None*       None*    None*       None*
         Exchange Fee                                          None          None         None        None     None        None

         *A $10 fee is imposed for redemptions by wire.

         Annual Fund Operating Expenses
         (expenses that are deducted from Fund assets)
            Management Fees                                   1.13%         1.26%         .79%       1.00%     .95%        .95%
            Distribution (12b-1) Fees                          None          None         None        None     None        None
            Other Expenses                                     .02%          .04%         .01%        .03%     .01%        .28%
            Total Annual Fund Operating Expenses              1.15%         1.30%         .80%       1.03%     .96%       1.23%

                                                               BABSON               BABSON              BABSON
                                                                BOND                 BOND                MONEY              BABSON
                                                                TRUST                TRUST              MARKET             TAX-FREE
                                                            PORTFOLIO L          PORTFOLIO S             FUND            INCOME FUND
         Shareholder Fees
         (fees paid directly from your investment)
            Maximum Sales Charge (Load)
               Imposed on Purchases                             None                 None                None                 None
            Maximum Deferred Sales Charge (Load)                None                 None                None                 None

            Maximum Sales Charge (Load) Imposed
               on Reinvested Dividends                          None                 None                None                 None
            Redemption Fee                                      None*                None*               None*                None*
            Exchange Fee                                        None                 None                None                 None

         *A $10 fee is imposed for redemptions by wire.

         Annual Fund Operating Expenses
         (expenses that are deducted from Fund assets)
            Management Fees                                     .95%                 .95%**              .85%                 .95%
            Distribution (12b-1) Fees                           None                 None                None                 None
            Other Expenses                                      .03%                 .03%                .05%                 .05%
            Total Annual Fund Operating Expenses                .98%                 .98%                .90%                1.00%

**The Manager has voluntarily agreed to a reduction in the management fee paid by the portfolio to .65% through March 31, 2002.

Fee Examples

These  examples  are  intended to help you compare the cost of investing in each
Fund with the cost of investing in other  mutual  funds.  They assume you invest
$10,000,  receive a 5% return each year,  and that  operating  expenses for each period remain the same. Although your actual costs may be higher or lower, based on the assumptions below your costs would be:
                                                                             1 Year        3 Years        5 Years      10 Years

         Babson Enterprise Fund                                              $ 117          $ 365          $ 633       $ 1,398
         Babson Enterprise Fund II                                             132            412            713         1,568
         Babson Growth Fund                                                     82            255            444           990
         Shadow Stock Fund                                                     105            328            569         1,259
         Babson Value Fund                                                      98            306            531         1,178
         Babson-Stewart Ivory International Fund                               125            390            676         1,489
         Babson Bond Trust-- Portfolio L                                       100            312            542         1,201
         Babson Bond Trust-- Portfolio S                                        69            218            379           847
         Babson Money Market                                                    92            287            498         1,108
         Babson Tax-Free Income                                                102            318            552         1,225

MANAGEMENT AND INVESTMENT ADVISOR

Jones & Babson, Inc. ("Jones & Babson") was founded in 1959. Jones &
Babson acts as the Manager and Principal  Underwriter of the Babson Fund family.
Pursuant to the current  Management  Agreement,  Jones &  Babson provides or pays  the  cost  of all  management,  supervisory  and  administrative  services required  in  the  normal  operation  of the  Funds.  This  includes  investment management  and  supervision;  fees of the custodian,  independent  auditors and legal  counsel;  officers,  directors  and other  personnel;  rent;  shareholder services; and other items incidental to corporate administration.

Operating expenses not required in the normal operation of the Funds are payable by the Funds. These expenses include taxes,  interest,  governmental charges and fees,  including  registration  of the Fund  with the  Securities  and  Exchange
Commission and various state fees,  brokerage costs, dues, and all extraordinary costs  including  expenses  arising out of anticipated  or actual  litigation or administrative  proceedings.  Additional  operating  expenses paid by the Shadow
Stock Fund and Babson-Stewart  Ivory International Fund include fees for pricing services and custodian fees.

As a part of the  Management  Agreement,  Jones &  Babson employs at its own expense David L. Babson & Company Inc., an investment  advisory firm founded in 1940,  as the  Investment  Advisor  ("Advisor")  to assist in the  investment advisory  function  for  all but  one of the  Babson  Funds.  To  assist  in the investment advisory function related to Babson-Stewart Ivory International Fund,
Jones & Babson employs at its own expense Babson-Stewart Ivory International as Advisor,  which is a  partnership  formed in 1987,  by David L. Babson  &
Company  Inc.  of  Cambridge,  Massachusetts  and Stewart  Ivory  &  Company
(International)  Ltd.,  an  indirect  subsidiary  of the  Commonwealth  Bank  of
Australia.

James B. Gribbell has been the manager of Babson Growth Fund since 1996. He is a
Chartered  Financial  Analyst ("CFA")  Charterholder.  He joined David L. Babson
&  Company  Inc.  in 1991.  Lance F.  James has been the  manager  of Babson
Enterprise Fund II since its inception in 1991 and manager of Babson  Enterprise
Fund since 1999. He joined David L. Babson & Company Inc. in 1986. Lorene K.
Heebner, who is a CFA Charterholder, acts as assistant portfolio manager for the
Babson Enterprise Fund. Ms. Heebner joined David L. Babson & Company Inc. in
1987. Anthony M. Maramarco is a CFA  Charterholder,  and he has been the manager of Babson  Value Fund and the Shadow  Stock Fund since 1999.  He joined David L.
Babson &  Company Inc. in 1996 and has over 18 years  investment  management experience. Mr. Maramarco was previously at Concert Capital Management, Inc., an investment advisory firm, from 1993-1996. James W. Burns has been the manager of
Babson- Stewart Ivory  International Fund since 1999. He joined Stewart Ivory in
1990, and has 18 years of investment  management  experience.  Babson Bond Trust has been  managed by a committee  of fixed income  professionals  since  October
1999.  Joanne  E.  Keers,  CFA  Charterholder,  has been the  manager  of Babson
Tax-Free  Income Fund since 1999. She joined David L. Babson &  Company Inc.
in 1987.

For its services,  Babson Enterprise Fund and Enterprise Fund II pay Jones &
Babson a fee at the  annual  rate of 1.50% of the first $30  million  of average daily net assets and 1% of amounts in excess of $30 million.  Babson Growth Fund pays  Jones  &  Babson a fee at the  annual  rate of .85% of the first  $250 million  and .70% of  amounts in excess of $250  million  of  average  daily net assets.  Shadow  Stock  Fund pays Jones  &  Babson a fee of 1.00% of average daily assets.  Babson Value Fund,  Babson-Stewart  Ivory  International Fund and
Babson  Bond Trust pay Jones  &  Babson a fee at the annual  rate of .95% of average  daily net assets.  However,  during the period from May 1, 1988 through
March 31, 2002, Jones &  Babson has agreed to voluntarily  waive .30% of the fee for  Portfolio S of Babson  Bond Trust  bringing  its total to .65%.  Babson
Tax-Free Income Fund pays Jones & Babson a fee at the annual rate of .95% of average daily net assets. Babson Money Market Fund pays Jones & Babson a fee at the annual rate of .85% of average daily  assets.  The  Management  Agreement limits the  liability  of the  Manager and all Fund  Advisors,  as well as their officers,  directors  and  personnel,  to acts or  omissions  involving  willful malfeasance, bad faith, gross negligence or reckless disregard of their duties.

Jones &  Babson is located at 700 Karnes  Blvd.,  Kansas City, MO 64108-3306 and David L.  Babson  &  Company  Inc.  is  located at One  Memorial  Drive,
Cambridge, MA 02142-1300.

FINANCIAL HIGHLIGHTS

The financial  highlights tables are intended to help you understand each Fund's financial  performance for the five years ended June 30, 2001, except for Babson
Enterprise  Fund,  Babson  Enterprise Fund II, Babson Value Fund and Babson Bond
Trust (Portfolio L & Portfolio S) which are for the two years ended June 30,
2001,  the seven months  ended June 30, 1999 and the three years ended  November
30, 1998,  respectively.  Certain  information  reflects financial results for a single share of a Fund. The total returns in the tables  represent the rate that an investor would have earned on an investment in a Fund (assuming  reinvestment of all dividends and distributions).  This information has been derived from the
Funds' financial  statements,  which have been audited by Ernst & Young LLP, except for the financial  highlights for Babson Growth Fund,  Shadow Stock Fund,
Babson-Stewart  Ivory  International  Fund,  Babson Money Market Fund and Babson
Tax-Free Income Fund for the years ended on or before June 30, 1998,  which have been  audited  by other  auditors.  This  information,  along  with  the  Funds'
financial  statements,  is included in the annual  report.  The annual report is available upon request.

Babson Enterprise Fund
Condensed data for a share of capital stock outstanding throughout each period.

                                                                  Years Ended        Seven Months            Years Ended
                                                                     June 30,           Ended                November 30,
                                                             2001           2000    June 30, 1999    1998         1997        1996
Net asset value, beginning of period                     $   13.82      $   14.72     $   16.63  $   21.22    $   18.51   $   17.35
  Income from investment operations:
   Net investment income                                       .03            .03           .03        .04          .06         .06
   Net gains (losses) on securities
    (both realized and unrealized)                            2.46            .18           .58     (2.15)         5.31        3.06
  Total from investment operations                            2.49            .21           .61     (2.11)         5.37        3.12
  Less distributions:
    Dividends from net investment income                     (.02)          (.04)         (.05)      (.06)           --       (.12)
    Distributions from capital gains                        (1.05)         (1.07)        (2.47)     (2.42)       (2.66)      (1.84)
  Total distributions                                       (1.07)         (1.11)        (2.52)     (2.48)       (2.66)      (1.96)
Net asset value, end of period                           $   15.24      $   13.82     $   14.72  $   16.63    $   21.22   $   18.51
  Total return*                                             20.08%          2.84%         4.70%   (11.05%)       33.49%      20.17%
  Ratios/Supplemental Data
  Net assets, end of period (in millions)               $      137      $     111    $      155  $     179    $     216   $     202
  Ratio of expenses to average net assets**                  1.15%          1.14%         1.11%      1.09%        1.08%       1.08%
  Ratio of net investment income to average net assets**      .25%           .15%          .32%       .29%         .30%        .35%
  Portfolio turnover rate                                      55%            32%           12%        22%          22%         24%

Babson Enterprise Fund II
Condensed data for a share of capital stock outstanding throughout each period.

                                                                 Years Ended          Seven Months                   Years Ended
                                                                   June 30,               Ended                      November 30,
                                                             2001           2000      June 30, 1999     1998       1997        1996
Net asset value, beginning of period                     $   25.18      $   24.48     $   23.20     $   26.70   $   22.75  $   19.19
  Income from investment operations:
    Net investment income                                      .04            .02           .03           .10         .08        .11
    Net gains (losses) on securities
     (both realized and unrealized)                           3.63           1.30          2.37        (1.50)        6.97       4.45
  Total from investment operations                            3.67           1.32          2.40        (1.40)        7.05       4.56
  Less distributions:
    Dividends from net investment income                     (.03)          (.02)         (.05)         (.05)       (.11)      (.05)
    Distributions from capital gains                        (2.63)          (.60)        (1.07)        (2.05)      (2.99)      (.95)
  Total distributions                                       (2.66)          (.62)        (1.12)        (2.10)      (3.10)     (1.00)
Net asset value, end of period                           $   26.19      $   25.18     $   24.48     $   23.20   $   26.70  $   22.75
Total return*                                               15.54%          5.63%        11.03%       (5.61%)      35.29%     25.04%
Ratios/Supplemental Data
Net assets, end of period (in millions)                  $      60      $      60     $      77     $      83  $       82  $      46
Ratio of expenses to average net assets**                    1.30%          1.27%         1.23%         1.22%       1.28%      1.38%
Ratio of net investment income to average net assets**        .12%           .08%          .11%          .40%        .27%       .55%
Portfolio turnover rate                                        41%            23%           14%           25%         25%        30%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

Babson Growth Fund
Condensed data for a share of capital stock outstanding throughout each year.

                                                                                Years Ended June 30,
                                                         2001           2000          1999           1998           1997
Net asset value, beginning of year                    $   20.87      $   20.01     $   20.77      $   17.80      $   14.42
  Income from investment operations:
    Net investment income                                 (.03)          (.04)           .02            .06            .09
    Net gains (losses) on securities
     (both realized and unrealized)                      (5.22)           4.00          3.25           4.41           4.16
  Total from investment operations                       (5.25)           3.96          3.27           4.47           4.25
  Less distributions:
     Dividends from net investment income                    --             --         (.02)          (.06)          (.09)
     Distributions from capital gains                    (3.11)         (3.10)        (4.01)         (1.44)          (.78)
Total distributions                                      (3.11)         (3.10)        (4.03)         (1.50)          (.87)
Net asset value, end of year                           $  12.51      $   20.87     $   20.01      $   20.77      $   17.80
Total return                                           (26.27%)         20.69%        17.04%         26.73%         30.10%
Ratios/Supplemental Data
Net assets, end of year (in millions)                  $    347      $     525     $     490      $     451      $     365
Ratio of expenses to average net assets                    .80%           .79%          .79%           .80%           .83%
Ratio of net investment income to average net assets     (.16%)         (.18%)          .09%           .30%           .61%
Portfolio turnover rate                                     64%            62%           39%            35%            20%

Shadow Stock Fund
Condensed data for a share of capital stock outstanding throughout each year.

                                                                               Years Ended June 30,
                                                          2001           2000          1999           1998           1997
Net asset value, beginning of year                     $   12.26      $   12.06     $   13.24      $   12.57      $   11.31
  Income from investment operations:
    Net investment income                                    .13            .09           .11            .08            .12
    Net gains (losses) on securities
     (both realized and unrealized)                         1.74           1.04         (.24)           2.54           2.44
  Total from investment operations                          1.87           1.13         (.13)           2.62           2.56
  Less distributions:
    Dividends from net investment income                   (.13)          (.07)         (.07)          (.10)          (.09)
    Distributions from capital gains                       (.77)          (.86)         (.98)         (1.85)         (1.21)
Total distributions                                        (.90)          (.93)        (1.05)         (1.95)         (1.30)
Net asset value, end of year                           $   13.23      $   12.26     $   12.06      $   13.24      $   12.57
Total return                                              16.82%          9.91%        (.25%)         21.98%         23.63%
Ratios/Supplemental Data
Net assets, end of year (in millions)                  $      62      $      45     $      50      $      52      $      41
Ratio of expenses to average net assets                    1.03%          1.07%         1.10%          1.16%          1.13%
Ratio of net investment income to average net assets       1.20%           .66%          .97%           .56%          1.00%
Portfolio turnover rate                                      29%            18%           21%            43%             0%

Babson Value Fund
Condensed data for a share of capital stock outstanding throughout each year.

                                                                Years Ended         Seven Months              Years Ended
                                                                  June 30,             Ended                  November 30,
                                                            2001           2000    June 30, 1999    1998         1997         1996
Net asset value, beginning of period                     $   38.76      $   51.36   $   47.42    $   47.73    $   38.65    $   31.78
  Income from investment operations:
    Net investment income                                      .65           1.27         .45          .62          .51          .55
    Net gains (losses) on securities
     (both realized and unrealized)                           7.12         (9.35)        5.90         1.09         9.65         7.20
  Total from investment operations                            7.77         (8.08)        6.35         1.71        10.16         7.75
  Less distributions:
    Dividends from net investment income                     (.90)          (.96)       (.44)        (.56)        (.47)        (.53)
    Distributions from capital gains                         (.20)         (3.56)      (1.97)       (1.46)        (.61)        (.35)
Total distributions                                         (1.10)         (4.52)      (2.41)       (2.02)       (1.08)        (.88)
Net asset value, end of period                           $   45.43      $   38.76   $   51.36    $   47.42    $   47.73    $   38.65
Total return*                                               20.30%       (15.93%)      14.14%        3.85%       26.89%       24.91%
Ratios/Supplemental Data
Net assets, end of period (in millions)                  $     496     $      528   $   1,244    $   1,494    $   1,419    $     764
Ratio of expenses to average net assets**                     .96%           .96%        .96%         .98%         .97%         .96%
Ratio of net investment income to average net assets**       1.38%          2.41%       1.05%        1.28%        1.22%        1.63%
Portfolio turnover rate                                        27%            18%         13%          42%          17%          11%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

Babson-Stewart Ivory International Fund
Condensed data for a share of capital stock outstanding throughout each year.

                                                                              Years Ended June 30,
                                                           2001           2000          1999           1998           1997
Net asset value, beginning of year                      $   23.59      $   19.48     $   19.65      $   19.53      $   18.04
  Income from investment operations:
    Net investment income                                   (.03)          (.04)           .03            .08            .07
    Net gains (losses) on securities
      (both realized and unrealized)                       (7.19)           4.45           .66           1.07           1.70
  Total from investment operations                         (7.22)           4.41           .69           1.15           1.77
  Less distributions:
     Dividends from net investment income                      --             --         (.04)          (.07)          (.05)
     Distributions from capital gains                        (.44)         (.30)         (.82)          (.96)          (.23)
  Total distributions                                        (.44)         (.30)         (.86)         (1.03)          (.28)
  Net asset value, end of year                           $   15.93      $   23.59     $  19.48      $   19.65      $   19.53
  Total return                                            (30.97%)         22.64%        3.76%          6.48%          9.91%
  Ratios/Supplemental Data
  Net assets, end of year (in millions)                  $      51      $     85      $     89      $     104      $     111
  Ratio of expenses to average net assets                    1.23%         1.24%         1.23%          1.16%          1.19%
  Ratio of net investment income to average net assets      (.15%)        (.06%)          .24%           .37%           .47%
  Portfolio turnover rate                                      49%           47%           51%            48%            40%

Babson Bond Trust - Portfolio L
Condensed data for a share of capital stock outstanding throughout each period.

                                                               Years Ended         Seven Months                 Years Ended
                                                                 June 30,              Ended                     November 30,
                                                          2001           2000      June 30, 1999      1998         1997        1996
Net asset value, beginning of period                   $     1.48     $     1.52    $     1.59   $     1.56   $    1.55   $     1.58
  Income from investment operations:
    Net investment income                                     .09            .09           .05           .09        .10          .11
    Net gains (losses) on securities
      (both realized and unrealized)                          .06          (.04)         (.07)           .03        .01        (.03)
  Total from investment operations                            .15            .05         (.02)           .12        .11          .08
  Less distributions:
    Dividends from net investment income                    (.09)          (.09)         (.05)         (.09)      (.10)        (.11)
    Distributions from capital gains                           --             --            --            --         --           --
Total distributions                                         (.09)          (.09)         (.05)         (.09)      (.10)        (.11)
Net asset value, end of period                         $     1.54     $     1.48    $     1.52    $     1.59  $    1.56   $     1.55
Total return*                                              10.45%          3.54%       (1.16%)         8.13%      7.26%        5.17%
Ratios/Supplemental Data
Net assets, end of period (in millions)                $       97     $      100    $      121    $      128  $     132   $      142
Ratio of expenses to average net assets**                    .98%           .98%          .97%          .97%       .97%         .97%
Ratio of net investment income to average net assets**      5.98%          6.14%         5.73%         5.93%      6.38%        6.96%
Portfolio turnover rate                                       38%            26%           38%           43%        59%          61%

Babson Bond Trust - Portfolio S
Condensed data for a share of capital stock outstanding throughout each period.

                                                               Years Ended         Seven Months               Years Ended
                                                                 June 30,              Ended                  November 30,
                                                          2001           2000      June 30, 1999      1998        1997          1996
Net asset value, beginning of period                   $     9.35     $     9.60    $     9.91    $     9.78   $   9.77    $    9.90
  Income from investment operations:
    Net investment income                                     .59            .58           .33           .58        .62          .69
    Net gains (losses) on securities
      (both realized and unrealized)                          .31          (.25)         (.31)           .13        .01        (.13)
  Total from investment operations                            .90            .33           .02           .71        .63          .56
  Less distributions:
     Dividends from net investment income                   (.59)          (.58)         (.33)         (.58)      (.62)        (.69)
     Distributions from capital gains                          --             --            --            --         --           --
Total distributions                                         (.59)          (.58)         (.33)          (.58)      (.62)       (.69)
Net asset value, end of period                         $     9.66     $     9.35    $     9.60     $     9.91   $   9.78    $   9.77
Total return*                                               9.85%          3.55%          .15%          7.47%      6.70%       5.96%
Ratios/Supplemental Data
Net assets, end of period (in millions)                $       30     $       30    $       37     $       38   $     41    $     34
Ratio of expenses to average net assets**                    .68%           .68%          .67%           .67%       .66%        .66%
Ratio of net investment income to average net assets**      6.16%          6.12%         5.75%          5.90%      6.42%       7.10%
Ratio of expenses to average net assets before
  voluntary reduction of management fee **                   .98%           .98%          .97%           .97%       .97%        .96%
Portfolio turnover rate                                       39%            35%           54%            60%        65%         48%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

Babson Money Market Fund*
Condensed data for a share of capital stock outstanding throughout each year.

                                                                                  Years Ended June 30,
                                                          2001           2000          1999           1998           1997
Net asset value, beginning of year                     $     1.00     $     1.00    $     1.00     $     1.00     $     1.00
  Income from investment operations:
    Net investment income                                     .05            .05           .04            .05            .05
  Less distributions:
    Dividends from net investment income                    (.05)          (.05)         (.04)          (.05)          (.05)

Net asset value, end of year                           $     1.00     $     1.00    $     1.00     $     1.00     $     1.00
Total return                                                5.13%          4.97%         4.38%          4.82%          4.61%
Ratios/Supplemental Data
Net assets, end of year (in millions)                  $       40     $       39    $       39     $       37     $       38
Ratio of expenses to average net assets                      .90%           .88%          .88%           .91%           .92%
Ratio of net investment income to average net assets        5.01%          4.86%         4.30%          4.73%          4.58%

Babson Tax-Free Income Fund**
Condensed data for a share of capital stock outstanding throughout each year.

                                                                                 Years Ended June 30,
                                                          2001           2000          1999           1998           1997
Net asset value, beginning of year                     $    8.62       $    8.91    $    9.22      $    8.96     $     8.74
  Income from investment operations:
    Net investment income                                    .37             .39          .40            .40            .42
    Net gains (losses) on securities
      (both realized and unrealized)                         .38           (.21)        (.24)            .28            .24
  Total from investment operations                           .75             .18          .16            .68            .66
  Less distributions:
    Dividends from net investment income                   (.37)           (.39)        (.40)          (.40)          (.42)
    Distributions from capital gains                       (.04)           (.08)        (.07)          (.02)          (.02)
Total distributions                                        (.41)           (.47)        (.47)          (.42)          (.44)
Net asset value, end of year                           $    8.96       $    8.62    $    8.91     $     9.22     $     8.96
Total return                                               8.89%           2.18%        1.70%          7.82%          7.67%
Ratios/Supplemental Data
Net assets, end of year (in millions)                  $      35       $      24    $      26     $       27     $       27
Ratio of expenses to average net assets                    1.00%           1.01%        1.03%          1.06%          1.01%
Ratio of net investment income to average net assets       4.19%           4.53%        4.36%          4.46%          4.71%
Portfolio turnover rate                                      27%             48%           9%            18%            21%

*The financial highlights for the Babson Money Market Fund as set forth herein evaluate the historical financial highlights of the Prime
 Portfolio. The assets of the Federal Portfolio were acquired by the
 Prime Portfolio on October 31, 2000.

**The financial highlights for the Babson Tax-Free Income Fund as set forth herein evaluate the historical financial highlights of the
Portfolio L. The assets of the Portfolio S were acquired by the
Portfolio L on October 31, 2000.

HOW TO PURCHASE SHARES

No Load Funds
       o  There are no sales commissions or Rule 12b-1 distribution fees

How to Buy Shares (see accompanying chart on page 22 for details)

       o  By phone, mail or wire
       o  Through Automatic Monthly Investments
       o  Through exchanges from a Babson Fund (non fiduciary accounts only)

Minimum Initial Investment
       o  $1,000 for most accounts
       o  $250 for IRA and Uniform Transfer (Gift) to Minors accounts
       o  $100 with an Automatic Monthly Investment
       o  $1,000 for exchanges from another Fund ($100 for IRAs and Uniform
          Gifts to Minors accounts)

Minimum Additional Investment
       o  $100 by phone, mail or ACH
       o  $1,000 By Wire
       o  $50 for Automatic Monthly Investments
       o  $1,000 for exchanges from another Fund ($100 for IRAs and Uniform
          Gifts to Minors accounts)

Minimum Account Size

You must maintain a minimum account value equal to the current minimum initial investment ($1,000). If your account falls below this amount due to redemptions (not market action) we may ask you to increase the account to the minimum. If you do not bring the account up to the minimum within 60 days after we contact you, we will close the account and send your money to you.

HOW TO REDEEM SHARES

You may withdraw from your Fund's account at any time in the following amounts:

       o  Any amount for redemptions requested by mail to address of record
       o  Any amount up to and including $50,000 for Fund web site redemptions
       o  $1,000 or more for redemptions wired to your account ($10 fee)
       o  $50 or more for redemptions by a systematic redemption plan (there may be a fee)
       o  $1,000 or more for exchanges to another Fund
       o  $100 or more for redemptions by automatic monthly exchange to another Fund
       o  $100 or more via ACH; there is no fee but proceeds may take 3-5 business days to reach your account
       o  Up to $50,000 by telephone (you must first request this option in writing with a signature guarantee)

SHAREHOLDER SERVICES

The following services are also available to shareholders. Please call
1-800-4-BABSON (1-800-422-2766) for more information:

       o  Uniform Transfers (Gifts) to Minors accounts
       o  Accounts for corporations or partnerships
       o  Sub-Accounting Services for tax qualified retirement plans and others
       o  Coverdell Education Savings accounts
       o  Traditional IRA accounts
       o  Roth IRA accounts
       o  Simplified Employee Pensions (SEPs)

HOW SHARE PRICE IS DETERMINED

Shares of the Funds are purchased or redeemed at the net asset value per share next calculated after your purchase order and payment (or redemption) order is received by the Funds. In the case of certain institutions, which have made satisfactory payment or redemption arrangements with the Funds, orders will be processed at the net asset value per share next effective after receipt by that institution.

The net asset value is calculated by subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. The net asset value per share (except for the Money Market Fund) is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the Funds are open for business (generally the same days that the New
York Stock Exchange is open for unrestricted trading). The net asset value per share for the Money Market Fund is computed at 1:00 p.m.
(Eastern Standard Time) on the same days as the other Funds. The Funds are generally closed on weekends, national holidays and Good Friday.

Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that they generally consider to be the principal exchange on which the stock is traded. Lacking sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by each
Fund's Board.

Short-term instruments maturing within 60 days may be valued at amortized cost.
The Money Market Fund values assets on the basis of amortized cost.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS  -- Bond Trust,  Tax-Free  Income Fund and Money Market Fund -- At
the end of each day,  the Funds  declare  dividends  from  their net  investment income.  These dividends are payable to those who were shareholders of record at the  end of the  previous  business  day.  On the  last  day of the  month,  all dividends  declared  during  that month are  credited  to the  accounts of those shareholders.  Distributions  from  capital  gains,  if any,  will  be  declared annually by December 31.

Shares begin earning income on the day following the effective date of purchase.
Income  earned by a Fund on weekends,  holidays and other days on which the Fund is closed for  business  is  declared as a dividend on the next day on which the
Fund is open for business. However, on month-end such dividend is declared as of the last day of the month.

Value  Fund -- The  Value  Fund  pays  shareholder  distributions  from  its net investment income  quarterly,  usually in March,  June,  September and December.
Distributions  from any net  capital  gains that it has  realized on the sale of securities will be declared and paid semiannually, usually in June and December.

Enterprise  Fund,  Enterprise  Fund  II,  Growth  Fund,  Shadow  Stock  Fund and
International  Fund  --  Each  Fund  pays  shareholder  distributions  from  net investment income and from net capital gains that it has realized on the sale of the securities, if any, semiannually, usually in June and December.

Your distributions will be reinvested  automatically in additional shares of the same Fund, unless you have elected on your original  application,  or by written instructions  filed with the Funds,  to have them paid in cash  ($10.00  minimum
check  amount).  We  automatically   reinvest  all  dividends  under  $10.00  in
additional  shares  of the same  Fund.  There  are no fees or sales  charges  on reinvestments.

TAX  CONSIDERATIONS  -- On June 7,  2001,  President  Bush  signed  into law the
Economic  Growth  and Tax  Relief  Reconciliation  Act of 2001,  which  includes provisions that  significantly  reduce  individual  federal income tax rates and provide additional  savings  incentives for individuals  generally by increasing the maximum annual  contribution  limits  applicable to retirement and education savings  programs.  You should  contact your  personal tax advisor,  if you have questions about how this Act will affect your investment in a Fund.

In general, if you are a taxable investor, distributions from a Fund are taxable to you as either  ordinary  income or capital  gains.  This is true  whether you reinvest your  distributions  in additional  shares of a Fund or receive them in cash.  Any capital  gains,  which a Fund  distributes  as net long-term  capital gains,  will be taxable to you as long-term capital gains no matter how long you have  owned  your  shares.  If you  invest in a Fund  shortly  before it makes a distribution, you may receive some or all of your investment back in the form of a taxable distribution.

When you sell your shares of a Fund,  you may have a capital  gain or loss.  For tax purposes,  an exchange of your Fund shares for shares of a different  Babson
Fund is the same as a sale.  Because the Money Market Fund expects to maintain a
$1.00 net asset value per share,  investors  should not have any gain or loss on the sale of such shares.

Fund  distributions and gains from the sale or exchange of your shares generally will be subject to state and local income tax. Non-U.S. investors may be subject to U.S.  withholding  and  estate  tax and  are  subject  to  special  U.S.  tax certification  requirements.  Any foreign taxes paid by the Babson-Stewart Ivory
International  Fund on its investments may be passed through to you as a foreign tax credit. You should consult your tax advisor about the federal,  state, local or foreign tax consequences of your investment in a Fund.

Distributions   from  the  Tax-Free  Income  Fund  will  consist   primarily  of
exempt-interest  dividends  from  interest  earned on municipal  securities.  In general, exempt-interest dividends are exempt from federal income tax. The Fund, however,  may invest a portion of its assets in securities  that pay income that is not  tax-exempt.  Exempt-interest  dividends paid by the Tax-Free Income Fund are taken into account when  determining  the taxable  portion of an  investor's social security or railroad retirement  benefits.  The Fund may invest a portion of its assets in private  activity bonds.  The income from these bonds will be a preference item when determining an investor's alternative minimum tax.

Exempt-interest  dividends  from  interest  earned on municipal  securities of a state,  or of its  political  subdivisions,  generally  will be exempt from that state's  personal  income taxes.  Most states,  however,  do not grant  tax-free treatment to interest on  investments  in municipal  securities of other states.
Many states do,  however,  grant tax-free status to dividends paid from interest earned  on  direct  obligations  of the  U.S.  government,  subject  to  certain restrictions.

BACKUP  WITHHOLDING -- By law, the Funds must withhold a portion of your taxable distributions  and  redemption  proceeds  unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). The Funds also must withhold if the IRS instructs them to do so. When  withholding is required,  the amount will be 30.5% of your taxable  distributions or redemption proceeds for calendar year
2001  after  August 6,  2001,  30% for  calendar  years  2002 and 2003,  29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

Every  January,  you will  receive a  statement  that  shows  the tax  status of distributions  you  received for the previous  year.  Distributions  declared in
December but paid in January are taxable as if they were paid in December.

ADDITIONAL POLICIES ABOUT TRANSACTIONS

We cannot process  transaction  requests  unless they are properly  completed as described  in this  section.  We may cancel or change our  transaction  policies without notice. To avoid delays,  please call us if you have any questions about these  policies.  If you wish to purchase  (or  redeem)  shares of a Babson Fund through a broker,  a fee may be charged by that broker,  whereas you may contact the Fund  directly and avoid this fee. In addition,  you may be subject to other policies or  restrictions  of the broker such as higher  minimum  account value, etc.

PURCHASES -- We may reject orders when not accompanied by payment or when in the best interest of the Funds or its shareholders.

REDEMPTIONS -- We try to send proceeds as soon as practical. We cannot accept requests that contain special conditions or effective dates. We may request additional  documentation to ensure that a request is genuine. Under certain circumstances,  we may  pay  you  proceeds  in the  form  of  portfolio securities owned by the Fund being redeemed.  If you receive  securities instead of cash, you may incur brokerage costs when converting into cash.

If you request a redemption  within 15 days of purchase,  we will delay  sending your proceeds until we have collected  unconditional  payment, which may take up to 15 days  from the date of  purchase.  For your  protection,  if your  account address has been changed within the last 30 days, your  redemption  request must be in writing and signed by each account owner, with signature  guarantees.  The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Withdrawal  by Draft  ("check") is limited to open account  shares of the Babson
Money Market Fund. Draft amounts may range from $500 to $100,000.

MARKET TIMERS -- The Funds may refuse to sell shares to market timers. You will be  considered  a market  timer if you (i) request a  redemption  of Fund shares within two weeks of an earlier purchase request,  (ii) make investments of large amounts  of $1  million  or more  followed  by a  redemption  request  in  close proximity to the purchase or (iii)  otherwise  seem to follow a timing  pattern.
Shares under common ownership or control are combined for these purposes.

SIGNATURE GUARANTEES -- You can get a signature guarantee from most banks, credit unions,  savings &  loans,  or securities  dealers,  but not a notary public. For your protection, we require a guaranteed signature if you request:

       o  A redemption check sent to a different payee, bank or address than we have on file;
       o  A redemption check mailed to an address that has been changed within the last 30 days;
       o  A redemption for $50,000 or more in writing; and,
       o  A change in account registration or redemption instructions.

CORPORATIONS, TRUSTS AND OTHER ENTITIES -- Additional documentation is normally required  for  corporations,  fiduciaries  and  others  who  hold  shares  in  a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

EXCHANGES TO ANOTHER FUND -- You must meet the minimum investment requirement of the Fund you are  exchanging  into.  The names and  registrations  on the two accounts must be  identical.  Your shares must have been held in an open account for 15 days or more  and we must  have  received  good  payment  before  we will exchange  shares.  You should review the Prospectus of the Fund being purchased.
Call us for a free copy.

TELEPHONE AND FUND WEB SITE SERVICES -- During periods of increased market activity,  you may have  difficulty  reaching us by telephone.  If this happens, contact us by mail or by  accessing  our web site,  www.babsonfunds.com,  on the world  wide web.  We may  refuse a  telephone  request,  including  a  telephone redemption request. We will use reasonable  procedures to confirm that telephone or Fund web site instructions are genuine. If such procedures are followed,  and we reasonably  believe that the instructions  are genuine,  the Fund will not be liable  for any loss due to  unauthorized  or  fraudulent  instructions.  At our option,  we may limit  the  frequency  or the  amount  of  telephone  redemption requests.  Neither the Funds nor Jones & Babson assumes  responsibility  for the authenticity of telephone and Fund web site redemption requests.

CONDUCTING BUSINESS WITH THE BABSON FUNDS

By Phone

         1-800-4-BABSON
         (1-800-422-2766)
         in the Kansas City area 816-751-5900

         You must authorize each type of telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.

         How To Open An Account

         If you already have an account with us and you have authorized telephone exchanges, you may call to open an account in another Babson
         Fund by exchange ($1,000 minimum). The names and registrations on the accounts must be identical.

         How To Add To An Account

         You may make investments ($100 minimum) by telephone. After we have received your telephone call, we will deduct from your checking account the cost of the shares.

         Availability of this service is subject to approval by the Funds and participating banks.

         How To Sell Shares

         You may withdraw any amount ($1,000 minimum if wired) up to $50,000 by telephone, provided you have registered for this service previously. We will send proceeds only to the address or bank account on file with us.
         You must provide the Fund's name, your account number, the names of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed. For wires, also provide the bank name and bank account number.

         How To Exchange Shares

         You may exchange shares ($1,000 minimum or the initial minimum fund requirement) for shares in another Babson Fund that have been held in open account for 15 days or more.

         All account owners are automatically granted telephone and Fund web site exchange privileges unless the privileges are explicitly declined in writing, either on the account application or by writing to the
         Babson Funds.

By Mail

         Initial Purchases, Redemptions and all Correspondence:
         The Babson Fund Group
         P.O. Box 219757
         Kansas City, MO 64121-9757

         Subsequent Purchases:
         The Babson Fund Group
         P.O. Box 219779
         Kansas City, MO 64121-9779

         How To Open An Account

         Complete and sign the application that accompanies this Prospectus.
         Your initial investment must meet the minimum amount. Make your check payable to UMB Bank, n.a. and be sure to indicate the name of the Fund in which you are investing.

         How To Add To An Account

         Make your check ($100 minimum) payable to UMB Bank, n.a. and mail it to
         us. Always identify your account number or include the detachable reminder stub (from your confirmation statement).

         How To Sell Shares

         In a letter, include the genuine signature of each registered owner
         (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. We will send funds only to the address of record.

         How To Exchange Shares

         In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($1,000 minimum) and the Babson Fund into which the amount is being transferred.

By Wire

         UMB Bank, n.a.,
         Kansas City, Missouri,
                                                  ABA #101000695
         For __________________Fund
                                                  AC = 9870326213
         Please provide:
         Your account number and account name

         How To Open An Account

         Call us first to get an account number. We will require information such as your Social Security or Taxpayer Identification Number, the amount being wired ($1,000 minimum), and the name and telephone number of the wiring bank. Then tell your bank to wire the amount. You must send us a completed application as soon as possible or payment of your redemption proceeds will be delayed.

         How To Add To An Account

         Wire share purchases ($1,000 minimum) should include the names of each account owner, your account number and the name of the Babson Fund in which you are purchasing shares. You should notify us by telephone that you have sent a wire purchase order to UMB Bank, n.a.

         How To Sell Shares

         Redemption proceeds ($1,000 minimum) may be wired to your
         pre-identified bank account. A $10 fee is deducted. If we receive your request before 4:00 P.M. (Eastern Time) we will normally wire funds the following business day. If we receive your request after 4:00 P.M.
         (Eastern Time), we will normally wire funds on the second business day.
         Contact your bank about the time of receipt and availability.

         How To Exchange Shares

         Not applicable.

Through Automatic Transaction Plans

         You must authorize each type of automatic transaction on your account application or complete an authorization form, available from us upon request. All registered owners must sign.

         How To Open An Account

         Not applicable.

         How To Add To An Account

         Automatic Monthly Investment:
         You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.

         How To Sell Shares

         Systematic Redemption Plan:
         You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A maximum fee of
         $1.50 may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. We will continue withdrawals until you shares are gone or until the Fund or you cancel the plan.

         How To Exchange Shares

         Monthly Exchanges:
         You may authorize monthly exchanges from your account ($100 minimum) to another Babson Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.

Additional Information
The Statement of Additional  Information (SAI) contains  additional  information about the Funds and is  incorporated  by  reference  into this  Prospectus.  The
Funds'  annual  and  semiannual  reports  to  shareholders   contain  additional
information about each of the Babson Fund's  investments.  In the annual report, you will find a discussion of the market  conditions and  investment  strategies that significantly affected each Fund's performance during the last fiscal year.

You may obtain a free copy of these  documents by calling,  writing or e-mailing the Funds as shown below.  You also may call the toll free number given below to request other information about the Funds and to make shareholder inquiries.

You may  review  and copy  the SAI and  other  information  about  the  Funds by visiting the  Securities  and Exchange  Commission's  Public  Reference  Room in
Washington,  DC  (202-942-8090)  or by  accessing  the  EDGAR  database  on  the
Commission's  Internet site at  http://www.sec.gov.  Copies of this  information also may be  obtained,  upon  payment of a  duplicating  fee,  by writing to the
Public Reference  Section of the Commission,  Washington,  DC 20549-0102,  or by
sending an e-mail request to publicinfo@sec.gov.

INVESTMENT COMPANY ACT FILE NUMBERS

811-3823 Enterprise Fund
811-6258 Enterprise Fund II
811-901 Growth Fund
811-5218 Shadow Stock Fund
811-4114 Value Fund
811-5386 International Fund
811-495 Bond Trust
811-2963 Money Market Fund
811-2948 Tax-Free Income Fund

Babson Funds

Jones & Babson, INC. Distributors
A Member of the Generali Group

P.O. Box 219757, Kansas City, MO 64121-9757

1-800-4-babson
(1-800-422-2766)
www.babsonfunds.com

BABSON FUNDS
P.O. Box 219757
Kansas City, MO 64121-9757

PRSRT STD
U.S. POSTAGE
PAID
PERMIT NO. 2891
KANSAS CITY MO

JB177A (10/01) 520517

                                    PART B

  BABSON ENTERPRISE FUND, INC.            D.L. BABSON BOND TRUST
  BABSON ENTERPRISE FUND II, INC.         D.L. BABSON MONEY MARKET FUND, INC.
  DAVID L. BABSON GROWTH FUND, INC.       D.L. BABSON TAX-FREE INCOME FUND, INC.
  SHADOW STOCK FUND, INC.
  BABSON VALUE FUND, INC.
  BABSON-STEWART IVORY INTERNATIONAL FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                October 31, 2001

This Statement of Additional  Information is not a Prospectus but should be read in conjunction  with the Funds' current  combined  Prospectus  dated October 31,
2001. To obtain the Prospectus, an Annual Report to Shareholders or a Semiannual
Report to Shareholders,  free of charge,  please call the Babson Funds toll-free at 1-800-4-BABSON  (1-800-422-2766),  or in the Kansas City area (816) 751-5900.
Certain  information  from the Annual Report is  incorporated  by reference into this Statement.

                                TABLE OF CONTENTS

                                  INTRODUCTION

The Babson Enterprise Fund, Inc., the Babson Enterprise Fund II, Inc., the David
L. Babson Growth Fund, Inc., the Shadow Stock Fund, Inc., the Babson Value Fund,
Inc., the Babson-Stewart  Ivory International Fund, Inc., the D.L. Babson Trust,
the D.L.  Babson Money Market Fund,  Inc. and the D.L.  Babson  Tax-Free  Income
Fund, Inc.  (hereafter the "Funds" or a "Fund") are each classified as open end, diversified  management investment companies under the Investment Company Act of
1940 as amended (the "1940 Act"). This  classification  means that the assets of the Funds are invested in a diversified  portfolio of  securities  and the Funds operate  as mutual  funds,  allowing  shareholders  to buy and sell  shares,  as described in the Funds'  Prospectus.  This  Statement of Additional  Information
("SAI")  supplements the information  contained in the Funds'  Prospectus  dated
October 31, 2001.

                    INFORMATION ABOUT THE FUNDS' INVESTMENTS

Investment Objectives, Policies and Risks. Generally, the policies and restrictions discussed in this SAI and in the Prospectus apply when a Fund makes an investment. In most cases, a Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of the security will not be considered a violation of the restriction or limitation.

Babson Enterprise Fund and Babson Enterprise Fund II. Since the Babson
Enterprise Fund and the Babson Enterprise Fund II's focus is on smaller companies, the overall income return on these Funds may be low. Smaller companies frequently need to retain all or most of their profits to finance their growth and will pay small dividend yields, or none. If the companies are successful, the plow-back of earnings and internal financing of growth without the need to issue additional shares should ultimately enhance the companies' per share earnings and dividend capability and should make their shares more attractive in the marketplace.

Effective July 1, 1999, the Babson Enterprise Fund was re-opened to new investors. This means that investors may open new accounts with the Fund through direct purchases, or through exchanges from any other Fund in the Babson Funds family. Investors whose accounts were open in 1992, when the Fund was closed to new investors, have been permitted to add to their accounts since that time. It is anticipated that the Fund will again close to new investors when it reaches
$280 million in assets.

Babson Growth Fund. The Fund generally defines "above average total return" as total return that is higher than return generated by traditional investment vehicles other than equity products, including but not limited to, passbook savings accounts, certificates of deposit, bonds, U.S. government securities and traditional insurance products, such as whole life policies and annuities. All assets of the Fund will be invested in marketable securities composed principally of common stocks and securities convertible into common stock.
Necessary reserves will be held in cash or high-quality short-term debt obligations readily changeable to cash, such as treasury bills, commercial paper or repurchase agreements. The Fund reserves the freedom to invest in preferred stocks, high grade bonds or other defensive issues when, in management's judgment, economic and market conditions make such a course desirable. Normally, however, the Fund will maintain at least 80% of the portfolio in common stocks.
Current yield is a secondary objective.

Shadow Stock Fund. The Fund defines "small stocks" to include stocks listed on the NYSE, AMEX and OTC stocks that have market capitalizations, at the time of initial purchase, of between $20 million and the capitalization that marks the point between the 8th and 9th deciles of the New York Stock Exchange (the "upper limit") and that have annual net profits of at least $1 million for the three most recent fiscal years. "Neglected stocks" are those that have below average institutional holdings and below average coverage by analysts and newsletters.
The Fund's Manager and Investment Advisor currently define "neglected stocks" as meaning the fifty-percent of "small stocks" that have the least coverage by institutions and analysts. The Fund's Manager and Investment Advisor will use their judgment in determining the methods of measuring analyst and institutional interest. It is estimated that Shadow Stock Fund's portfolio will generally contain between 200-300 stocks at any one time.

It is the Fund's intention to maintain ownership of the Shadow Stocks approximately in proportion to their respective market capitalizations, but this approach may be departed from for any of the following reasons. First, acquisition of the shares of smaller companies is sometimes difficult without disrupting the supply/demand relationship and thereby increasing transaction costs. For this reason, shares of companies on the buy list may be purchased when opportunities for block trades present themselves even if purchases of such a company's stock would not otherwise be the highest priority on a market capitalization basis. Conversely, high priority shares might be avoided if they cannot be acquired at the time without disrupting the market. Second, the Fund will attempt to purchase shares in optimal lot sizes which precludes fine-tuning of the weighting. Third, the Fund's Manager and Investment Advisor take a long-term view and do not feel it prudent to constantly purchase and sell stocks for short-term balancing. Guideline relative weights will be reviewed in detail twice a year.

Shares of stock will be considered for elimination from the portfolio in the following basis: (1) on the basis of the $5 minimum price criterion (a stock will not be sold for this reason alone, but additional shares will not be purchased below $4 per share, which may result in a disproportionate representation in terms of ideal weighting, and it will be sold at the semiannual re-balancing if the stock is selling below $4 per share); (2) on the basis of profitability (a company's stock will be sold as soon as the Fund's
Manager and Investment Advisor feel it is highly likely that there will be negative earnings in the current fiscal year); (3) on the basis of tenders or potential mergers (the Fund's Manager and Investment Advisor will use their judgment as to the best time to sell or tender); (4) on the basis of neglect
(shares will be sold when the company has been beyond the Manager and Investment
Advisor's criteria for a neglected stock for three successive semiannual evaluation periods); (5) on the basis of price to book value (stocks will be sold, at a semi-annual evaluation, when their price to book value exceeds two times the upper limit used to qualify for purchase); or (6) on the basis of capitalization a stock will be sold if, at a semiannual evaluation, either the market capitalization is twice the "upper limit" or below $10 million. In the case of portfolio companies whose capitalization has gone beyond the current maximum or minimum, the Fund's Investment Advisor may keep the portfolio weighting at the level appropriate for the current maximum or minimum. If proceeds beyond current liquid assets are necessary to meet redemptions, stocks not meeting current initial criteria will be liquidated first.

While the objectives of this Fund would favor a fully invested position in
Shadow Stocks, the practicality of Fund management requires liquidity. An average of about 5% of the Fund's assets may be invested in cash or cash equivalents including: securities that are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities (such as U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by U.S. government agencies or instrumentalities that are backed by the full faith and credit of the U.S. Treasury or supported by the right of the issuer to borrow from the U.S. government), repurchase agreements, certificates of deposit, time deposits, commercial paper and other high quality short-term debt securities. The Fund may adopt a temporary defensive position by investing its assets in debt securities, such as money market obligations, including securities of the U.S. government and its agencies, high quality commercial paper, bankers' acceptances and repurchase agreements with banks and brokers for
U.S. government securities.

Babson Value Fund. Under normal conditions, the Fund will invest at least 90% of its net assets in common stocks. In addition, the Fund intends to hold a small percentage of cash or high quality, short-term debt obligations for reserves to cover redemptions and unanticipated expenses.

Babson-Stewart Ivory International Fund. The Fund will look at such factors as the location of the company's assets, personnel, sales and earnings, to determine whether a company's primary business is carried on outside the United
States. The Fund diversifies its investments among various countries and a number of different industries. The Fund is designed to provide investors with a diversified participation in international businesses. Over the years, some foreign businesses have been especially successful in their particular industries and some foreign stock markets have outperformed the American markets. Foreign securities markets do not always move in parallel with the U.S.
securities markets, so investing in international securities can provide diversification advantages.

The Fund primarily invests in equity securities of seasoned companies that are listed on foreign stock exchanges, which the Investment Advisor considers to have attractive characteristics in terms of profitability, growth and financial resources. "Seasoned" and "established" companies are those companies that in the opinion of the Investment Advisor are known for the quality and acceptance of their products or services and for their ability to generate profits and in many cases pay dividends. The Fund may invest in fixed-income securities of foreign governments or companies when the Investment Advisor believes that prevailing market, economic, political or currency conditions warrant such investments. While most foreign securities are not subject to standard credit ratings, the Investment Advisor intends to select "investment grade" issues of foreign debt securities that are comparable to a Baa or higher rating by Moody's
Investors Service, Inc. or a BBB or higher rating by Standard and Poor's
Corporation based on available information, and taking into account liquidity and quality issues. Securities rated BBB or Baa are considered to be medium grade and may have speculative characteristics.

The Fund may also purchase American Depository Receipts ("ADRs"), which represent foreign securities traded on U.S. exchanges or in the over-the-counter market, European Depository Receipts ("EDRs"), and International Depository
Receipts ("IDRs"), in bearer form, which are designed for use in European and other securities markets. The Fund may also invest in securities that are not listed on an exchange. Generally, the volume of trading in an unlisted common stock is less than the volume of trading in a listed stock. This means that the degree of market liquidity of some stocks in which the Fund invests may be relatively limited. When the Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time.

In order to expedite settlement of portfolio transactions and to minimize currency value fluctuations, the Fund may purchase foreign currencies and/or engage in forward foreign currency transactions. The Fund will not engage in forward foreign currency exchange contracts for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Fund, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. This method of protecting the value of the Fund's investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It establishes a rate of exchange that one can achieve at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Generally, the Fund does not intend to invest more than 35% of its total assets in any one particular country. The Fund, however, may, at times, temporarily invest a substantial portion of its assets in one or more of such countries if economic and business conditions warrant such investments, although it currently does not intend to do so to any principal extent. The Fund may also invest up to
20% of its assets in companies located in developing countries. A developing country is generally considered to be a country that is in the initial stages of its industrialization cycle with a low per capita gross national product.
Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries, and securities markets which trade a small number of securities. Prices on securities exchanges in developing countries tend to be more volatile than those in developed countries. The Fund will not invest more than 20% of its total assets in companies located in developing countries.

Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities of established companies whose primary business is carried on outside of the United States and investment grade fixed income securities of foreign governments and foreign corporations. However, to meet the liquidity needs of the Fund or when the Fund believes that investments should be deployed in a temporary defensive position because of economic or market conditions, the
Fund may invest all or a major portion of its assets in short-term debt securities denominated in U.S. dollars, including U.S. Treasury bills and other securities of the U.S. government and its agencies, bankers' acceptances, certificates of deposit, and repurchase agreements maturing in seven days or less with U.S. banks and broker-dealers. The Fund may also hold cash and time deposits in foreign banks, denominated in any major foreign currency.

Investors should recognize that investing in foreign companies involves certain special considerations, which are not typically associated with investing in
U.S. companies. Since the stocks of foreign companies are frequently denominated in foreign currencies and the Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.
The investment policies of the Fund permit it to enter into forward foreign currency exchange contracts that allow it to hedge the Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S.
In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. Exchanges. In addition, it is expected that the expenses of custodian arrangements of the Fund's foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling the Fund's securities of equal value.

Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the nonrecovered portion of foreign withholding taxes will reduce the income received from the companies comprising the Fund's portfolio.

The value of the assets of the Babson-Stewart Ivory International Fund, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies.

The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through the use of forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract will involve an obligation by the Fund to purchase or sell a specific amount of currency at a future date, which may be any fixed number of days, from the date of the contract agreed upon by the parties, at a price set at the time of the contract.
These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged at any stage for trades. Neither type of foreign currency transaction will eliminate fluctuations in the prices of the Fund's portfolio securities or prevent loss if the prices of such securities should decline.

The Fund may enter into forward foreign currency exchange contracts only under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. The Fund will then enter into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying securities transaction; in this manner the Fund will be better able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S.
dollar and the subject foreign currency during the period between the date the securities are purchased or sold and the date on which payment is made or received.

Second, when the Investment Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Investment Advisor does not intend to enter into such forward contracts under this second circumstance on a regular or continuous basis. The Fund will also not enter into such forward contracts or maintain a net exposure to such contracts when the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.
The Investment Advisor believes that it is important to have flexibility to enter into such forward contracts when it determines that to do so is in the best interests of the Fund. The Fund's custodian bank segregates cash or equity or debt securities in an amount not less than the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into under this second type of transaction. If the value of the securities segregated declines, additional cash or securities is added so that the segregated amount is not less than the amount of the Funds' commitments with respect to such contracts. Under normal circumstances, the Fund expects that any appreciation or depreciation on such forward exchange contracts will be approximately offset by the depreciation or appreciation in translation of the underlying foreign investment arising from fluctuations in foreign currency exchange rates. The
Fund will recognize the unrealized appreciation or depreciation from the fluctuation in a foreign currency forward contract as an increase or decrease in the Fund's net assets on a daily basis, thereby providing an appropriate measure of the Fund's financial position and changes in financial position.

Babson Bond Trust. Babson Bond Trust will limit its investments in securities rated in the fourth classification (Baa and BBB) to a maximum of 25% of its assets, since these securities may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments.

The Portfolios may shorten or lengthen portfolio maturities as interest rates change. If the bond rating of a security purchased by a Portfolio is subsequently downgraded, the Portfolio will take any necessary steps designed to bring the Portfolio into compliance with its investment policies as soon as reasonably practicable. The Portfolios may also respond to adverse market, economic, political or other considerations by investing up to 100% of its assets in cash or short-term debt obligations for temporary defensive purposes.

Portfolio L holdings will generally have a duration of between 3.5 and 7 years
(excluding short-term investments). Portfolio S holdings will generally have a duration of between 2 and 4 years (excluding short-term investments). Duration is a portfolio management tool used to determine the price sensitivity of an individual bond or portfolio of fixed income securities to a change in interest rates. Unlike maturity, which only states when the final payment is received, the duration of a fixed income security is the weighted average maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. The Portfolios may include securities with maturities and durations outside these ranges.

Babson Money Market Fund. To achieve its objectives the Fund may engage in trading activity in order to take advantage of opportunities to enhance yield, protect principal or improve liquidity. This trading activity should not increase the Fund's expenses since there are normally no broker's commissions paid by the Fund for the purchase or sale of money market instruments. However, a markup or spread may be paid to a dealer from which the Fund purchases a security.

To assure compliance with the adopted procedures pursuant to Rule 2a-7 under the
Investment Company Act of 1940, the Fund will only invest in U.S. dollar denominated securities with remaining maturities of 397 days or less, maintain the dollar weighted average maturity of the securities in the Fund's portfolio at 90 days or less and limit its investments to those instruments which the
Directors of the Fund determine to present minimal credit risks and which are eligible investments under the rule.

Babson Tax-Free Income Fund. The Fund will have substantially all of its assets invested in investment-grade municipal securities, the interest on which is deemed exempt from federal income tax (including the alternative minimum tax).

During periods of normal market conditions, the Fund will invest at least 80% of its net assets in municipal securities. The Fund may invest any remaining balance in taxable money market instruments on a temporary basis, if management believes this action would be in the best interest of shareholders. Included in this category are: obligations of the U.S., its agencies or instrumentalities;
certificates of deposit; bankers' acceptances and other short-term debt obligations of U.S. banks with total assets of $1 billion or more; and
commercial paper rated A-2 or better by Standard & Poor's Corp. ("S&P")
or Prime-2 or better by Moody's Investors Services, Inc. ("Moody's"), or certain rights to acquire these securities.

The Fund reserves the right to deviate temporarily from this policy during extraordinary circumstances when, in the opinion of management, it is advisable to do so in the best interests of shareholders. At least 90% of the municipal bonds in the Fund will be rated at the time of purchase within the top three classifications of Moody's (Aaa, Aa and A), or by S&P (AAA, AA, and A). Any
municipal bond backed by the full faith and credit of the federal government shall be considered to have a rating of AAA. Investments in short-term municipal obligations and notes are limited to those obligations which at the time of purchase: (1) are backed by the full faith and credit of the U.S.; or (2) are rated MIG-1, MIG-2 or MIG-3 by Moody's; or (3) if the notes are not rated, then the issuer's long-term bond rating must be at least A as determined by Moody's or by S&P. Short-term discount notes are limited to those obligations rated
A-1 or A-2 by S&P, or Prime-1 or Prime-2 by Moody's or their equivalents as determined by the Fund's Board of Directors. With respect to short-term discount notes which are not rated, the issuer's long-term bond rating must be at least A by S&P or Moody's.

It is the policy of the Fund not to invest more than 25% of its assets in any one sector of municipal securities, except tax-exempt obligations that are backed by the U.S. government. Should the rating organizations used by the Fund cease to exist or change their systems, the Fund will attempt to use other comparable ratings as standards for its investments in municipal securities in accordance with its investment policies.

Municipal securities include bonds and other debt obligations issued by or on behalf of states, territories and possessions of the United States of America and the District of Columbia including their political subdivisions or their duly constituted authorities, agencies and instrumentalities, the interest on which is exempt from federal income tax.

Municipal securities are issued to obtain proceeds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, waterworks and sewer systems. Municipal securities also may be issued in connection with the refunding of outstanding obligations and obtaining funds to lend to other public institutions and facilities or for general operating expenses.

The two principal classifications of municipal bonds are "general obligation"
and "revenue". General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities, or in some cases, from the proceeds of a special excise tax or other specific revenue source.

The Tax-Free Income Fund may invest in industrial development bonds, the interest from which is exempt from federal income tax. Under certain circumstances, "substantial users" of the facilities financed with such obligations, or persons related to "substantial users" of the facilities financed with such obligations, or persons related to "substantial users," may be required to pay federal income tax on this otherwise exempted interest. Such persons should consult the Internal Revenue Code and their financial adviser to determine whether or not the Tax-Free Income Fund is an appropriate investment for them.

There are a variety of hybrid and special types of municipal obligations, as well as numerous differences in the security of municipal bonds, both within and between the two principal classifications of general obligation and revenue.

Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Also included in this category are
Construction Loan Notes, Short-Term Discount Notes and Project Notes issued by a state or local housing agency but secured by the full faith and credit of the
United States.

Yields on municipal securities depend on a variety of factors, such as the size of a particular offering, the maturity and the rating of the obligation, economic and monetary conditions, and conditions of the municipal securities market, including the volume of municipal securities available. Market values of municipal securities will vary according to the relation of their yields available. Consequently, the net asset value of the Fund and its shares can be expected to change as the level of interest rates fluctuates.

Municipal obligations, like all other debt obligations, carry a risk of default.
Through careful selection and supervision, and concentration in the higher-quality investment grade issues, the Tax-Free Income Fund's management intends to reduce this risk. Prices of outstanding municipal securities will fluctuate with changes in the interest rates on new issues. Thus, the price of the Fund's shares will tend to increase as the rates on new issues decline, and decrease whenever the current rate is rising. Management will seek to minimize such share price fluctuation to the extent this can be achieved without detracting from the Fund's primary objective of the highest quality and maturity characteristics of the Fund.

Municipal securities are not traded as actively as other securities. Even though municipal securities will be redeemed at face value upon maturity, from time to time, when there has been no active trading in a particular Fund holding, its interim pricing for the purpose of the daily valuation of the Fund shares may have to be based on other sources of information and methods deemed fair and reasonable by the Board of Directors. One principal method that is commonly used by Funds and other investors who own municipal securities is called matrix pricing, a pricing methodology that groups similarly structured securities and applies the same relative price movements to the group.

From time to time, proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on municipal securities.
Similar proposals may be introduced in the future. If such a proposal was enacted, the availability of municipal securities for investment by the Fund would be adversely affected. In such event, the Fund would reevaluate its investment objective and policies and submit possible changes in the structure of the Fund for the consideration of the shareholders.

Cash Management. For purposes including but not limited to meeting redemptions and unanticipated expenses, the Funds (except the Babson Money Market Fund) may invest a portion of their assets in cash or high-quality, short-term debt obligations readily changeable into cash such as:

         (1) Certificates of deposit, bankers' acceptances and other short-term obligations issued domestically by United States commercial banks having assets of at least $1 billion and which are members of the
         Federal Deposit Insurance Corporation or holding companies of such banks;

         (2) Commercial paper of companies rated P-2/MIG-2 or higher by Moody's
         Investors Service, Inc. (Moody's) or A-2 or higher by Standard and
         Poor's Corporation (S&P), or if not rated by either Moody's or
         S&P, a company's commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated A or higher by Moody's or A or higher by S&P;

         (3) Short-term debt securities which are non-convertible, which have one year or less remaining to maturity at the date of purchase and which are rated A or higher by Moody's or A or higher by S&P; and,

         (4) Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least
         $1 billion and which are members of the Federal Home Loan Banks
         Association and insured by the Federal Deposit Insurance Corporation.

Repurchase Agreements. All the Funds may invest in issues of the United States
Treasury or a United States government agency subject to repurchase agreements.
A repurchase agreement involves the sale of securities to the Funds with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the purchaser's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the Investment Company Act of 1940, repurchase agreements are considered loans by the Funds.

The Funds will enter into such repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal
Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors of the Funds. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 10% of a Fund's net assets.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the
Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Funds may not be able to perfect its interest in the underlying securities. While the
Funds' management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Concentration.  None of the Funds will  invest  more than 25% of its assets in a single industry.

Borrowing.  None of the Funds intend to borrow in excess of 5% of its total assets.

Fundamental Investment Restrictions. In addition to the investment objective and portfolio management policies set forth in the Prospectus under the caption
"Investment Objective and Principal Investment Strategies," the Funds are
subject to certain other restrictions which may not be changed without approval of the lesser of: (1) at least 67% of the voting securities present at a meeting if the holders of more than 50% of the outstanding securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

Babson Enterprise Fund, Babson Enterprise Fund II and Shadow Stock Fund will not: (1) purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer;
(2) engage in the purchase or sale of real estate or commodities or, with respect to Enterprise Fund II, futures contracts; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin or sell securities short; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission, but not in excess of 5% of the Fund's assets, or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which including predecessors, have not had at least three years'
continuous operations nor invest more than 25% of the Fund's assets in any one industry; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors or any organization in which such persons have a financial interest except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time; (11)
purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of such company's securities, own in the aggregate more than
5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets
(computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to1; (13) make itself or its assets liable for the indebtedness of others; (14) invest in securities which are assessable or involve unlimited liability; or (15) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

Babson Growth Fund and Babson Value Fund will not: (1) purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or
(b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate or commodities; (3) underwrite the securities of other issuers; (4)
make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin or sell securities short; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission, but, with respect to the Growth Fund, not in excess of 5% of the Growth Fund's assets, or, for either Fund, pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5%
of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which including predecessors, have not had at least three years' continuous operations nor, with respect to the Growth Fund, invest more than 25% of the Growth Fund's assets in any one industry; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors or any organization in which such persons have a financial interest except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1%
of said company's securities, if all such persons owning more than 1/2 of 1% of such company's securities, own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to1; (13) make itself or its assets liable for the indebtedness of others; or (14) invest in securities which are assessable or involve unlimited liability.

Babson-Stewart Ivory International Fund will not: (1) purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or
(b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate or commodities; (3) underwrite the securities of other issuers; (4)
make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin or sell securities short; (8) purchase shares of other investment companies except shares of closed-end investment companies, purchased in the open market at ordinary broker's commission, but not in excess of 5% of the Fund's assets, or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which including predecessors, have not had at least three years' continuous operations nor invest more than 25% of the Fund's assets in any one industry; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors or any organization in which such persons have a financial interest except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of such company's securities, own in the aggregate more than 5% of the outstanding securities of such company; (12)
borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to1; (13) make itself or its assets liable for the indebtedness of others; (14) invest in securities which are assessable or involve unlimited liability; or (15) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

Babson Bond Trust will not: (1) purchase any investment security for credit or on margin, except such short-term credits as are necessary for the clearance of transactions; (2) participate on a joint or a joint-and-several basis in any trading account in securities; (3) sell any securities short; (4) borrow money, securities or other property in any event or for any purpose whatsoever, or issue any security senior to the shares authorized by the Trust Indenture; (5)
lend money, securities or other assets of the Trust for any purpose whatsoever, provided, however, that the acquisition of any publicly distributed securities shall not be held or construed to be the making of a loan; (6) mortgage, pledge, hypothecate or encumber in any manner whatsoever any investment securities at any time owned or held by the Trust; (7) underwrite or participate in the underwriting of any securities; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation; (9) acquire any security issued by any issuer in which an officer, director or stockholder of such issuer is a Trustee of the Trust or an officer or director of a principal underwriter (as defined in the Investment Company Act of 1940) if after the purchase of such security one or more of the Trustees owns beneficially more than 1/2 of 1% of the capital stock of such issuer and such Trustees together own beneficially more than 5% of the capital stock of such issuer; (10) acquire any security of another issuer if immediately after and as a result of such acquisition the market value of such securities of such other issuer shall exceed 5% of the market value of the total assets of the Trust or the Trust shall own more than 10% of the outstanding voting securities of such issuer (this restriction does not apply to securities issued by the United States or any state, county or municipality thereof; (11)
invest more than 25% of the value of its assets in any one industry; (12) engage in the purchase or sale of real estate or commodities; (13) invest in companies for the purpose of exercising control of management; or (14) purchase any securities which are subject to legal or contractual restrictions, i.e., restricted securities which may not be distributed publicly without registration under the Securities Act of 1933.

Babson Money Market Fund will not: (1) invest in equity securities or securities convertible into equities; (2) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities), if as a result, (a)
more than 5% of the Fund's total assets (taken at current value) would be invested in the securities of such issuer, or (b) the Fund would hold more than
10% of any class of securities of such issuer (for this purpose, all debts and obligations of an issuer maturing in less than one year are treated as a single class of securities); (3) borrow money in excess of 15% of its total assets taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes; the Fund will not borrow to increase income
(leveraging) but only to facilitate redemption requests which might otherwise require untimely dispositions of Fund securities; the Fund will repay all borrowings before making additional investments, and interest paid on such borrowings will reduce net income; (4) mortgage, pledge or hypothecate its assets except in an amount up to 15% (10% as long as the Fund's shares are registered for sale in certain states) of the value of its total assets but only to secure borrowings for temporary or emergency purposes; (5) issue senior securities, as defined in the Investment Company Act of 1940, as amended; (6)
underwrite securities issued by other persons; (7) purchase or sell real estate, but this shall not prevent investment in obligations secured by real estate; (8)
make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; (9) purchase securities on margin or sell short; (10) purchase or retain securities of an issuer if to the knowledge of the Fund's management those directors of the Fund, each of whom owns more than 1/2 of 1% of such securities, together own more than 5% of the securities of such issuer; (11) purchase or sell commodities or commodity contracts; (12)
write or invest in put, call, straddle or spread options or invest in interests in oil, gas or other mineral exploration or development programs; (13) invest in companies for the purpose of exercising control; (14) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; (15) invest more than 5% of the value of its total assets at the time of investment in the securities of any issuer or issuers that have records of less than three years continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the U.S.
government or its agencies or instrumentalities; or (16) purchase any securities that would cause more than 25% of the Fund's value of total net assets at the time of such purchase to be invested in any one industry.

There is no limitation with respect to investments in U.S. Treasury Bills, or other obligations issued or guaranteed by the federal government, its agencies and instrumentalities.

Babson Tax-Free Income Fund will not: (1) invest in equity securities or securities convertible into equities; (2) purchase more than 10% of the outstanding publicly issued debt obligations of any issuer; (3) borrow money except for temporary emergency purposes, and then only in an amount not exceeding 10% of the value of the total assets of the Fund; (4) mortgage, pledge or hypothecate the assets of the Fund to an extent greater than 10% of the value of the net assets of the Fund; (5) issue senior securities, as defined in the
Investment Company Act of 1940, as amended; (6) underwrite any issue of securities; (7) purchase or sell real estate, but this shall not prevent investment in municipal bonds secured by real estate; (8) make loans to other persons, except by the purchase of bonds, debentures or similar obligations which are publicly distributed; (9) purchase securities on margin or sell short;
(10) purchase or retain securities of an issuer if to the knowledge of the
Fund's management those directors of the Fund, each of whom owns more than 1/2 of 1% of such securities, together own more than 5% of the securities of such issuer; (11) purchase or sell commodities or commodity contracts; (12) invest in put, call, straddle or special options; (13) purchase securities of any issuer
(except the U.S. government, its agencies and instrumentalities, and any municipal bond guaranteed by the U.S. government) in the Fund if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; for purposes of this limitation, "issuer" will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security, and a government entity which guarantees the securities issued by another entity is also considered an issuer of that security; (14) invest in companies for the purpose of exercising control; (15) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets;
(16) invest more than 5% of the value of its total assets at the time of investment in the securities of any issuer or issuers which have records of less than three years continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities.

Non-Fundamental Investment Restrictions. In addition to the investment objectives and policies described in the Funds' Prospectus and in this SAI, each applicable Fund will be subject to the following non-fundamental investment restrictions, which a Fund's Board of Directors may change without shareholder approval.

Babson-Stewart Ivory International Fund will not engage in any of the following activities: (1) invest directly in oil, gas, or other mineral exploration or development programs: (2) invest more than 5% of its total assets in securities which are restricted as to future sale; (3) invest more than 5% of its total assets in puts, calls, straddles, spreads, and any combination thereof (the Fund will engage in options transactions for hedging purposes only); and (4) purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New
York or American Stock Exchange. Warrants acquired by the Fund at any time in units or attached to securities are not subject to this restriction.

Portfolio Transactions. Decisions to buy and sell securities for the Funds are made by Jones & Babson, Inc. (often "Jones & Babson") pursuant to recommendations by David L. Babson & Company Inc. (often "David L. Babson")
and Babson-Stewart Ivory International, which are the Investment Advisors.
Officers of the Funds and Jones & Babson are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities. Portfolio turnover will be no more than is necessary to meet the Funds' investment objectives. Under normal circumstances, it is anticipated that the Funds' portfolio turnover will not exceed 100%.

In instances where securities are purchased on a commission basis, the Funds will seek competitive and reasonable commission rates based on circumstances of the trade involved and to the extent that they do not detract from the quality of the execution. The Funds, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Funds do not intend to solicit competitive bids on each transaction.

The Funds believe it is in their best interest, and that of their shareholders, to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Funds, when acting on their behalf, as well as for any research or other services provided to the
Funds. Substantially all of the equity portfolio transactions (except for the
Babson-Stewart Ivory International Fund) are through brokerage firms which are members of the New York Stock Exchange which is typically the most active market in the size of the Fund's transactions and for the types of securities predominant in the Fund's portfolio. Commissions of transactions executed on foreign exchanges are generally on a fixed basis. The Babson-Stewart Ivory
International Fund endeavors to obtain the rate of such commission in good faith so as to achieve the most favorable results under the circumstances of each transaction. When buying securities in the over-the-counter market, the Funds will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere. The Funds normally will not pay a higher commission rate to broker-dealers providing benefits or services to them than they would pay to broker-dealers who do not provide such benefits or services. However, the Funds reserve the right to do so within the principles set out in Section 28(e) of the
Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the
Board of Directors of the Funds and Jones & Babson.

When it appears to be in the best interests of its shareholders, the Funds may join with other clients of the managers in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between the Funds and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Funds or the size of the position obtained by the Funds.

For the past three fiscal years each year, the total dollar amount of brokerage commissions paid by the Funds were as follows:

Enterprise - $172,511, $194,880 and $92,129* for 2001, 2000 and 1999,
respectively; Enterprise II - $87,920, $87,374 and $64,350*; Growth - $433,451,
$664,645 and $488,655; Shadow $87,234, $31,070 and $38,503; Value - $737,442,
$1,223,429 and $866,352*; Stewart Ivory International - $169,537, $236,401 and
$260,815.

*Denotes seven month figures.

                              PERFORMANCE MEASURES

The Funds may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in the Funds from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Funds' shares and assume that any income dividends and/or capital gains distributions made by the Funds during the period were reinvested in shares of the Funds. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Funds' operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Total Return. The Funds' "average annual total return" figures described and shown below are computed according to a formula prescribed by the Securities and
Exchange Commission. The formula can be expressed as follows:

   P(1+T)n     =   ERV

   Where:  P   =   a hypothetical initial payment of $1,000

           T   =   average annual total return

           n   =   number of years

        ERV        = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other)
                   periods at the end of the 1, 5 or 10 year (or other) periods
                   (or fractional portions thereof).

From time to time, Babson Bond Trust and Babson Tax-Free Income Fund may quote its yield in advertisements, shareholder reports or other communications to shareholders. Yield is calculated according to the following standardized SEC formula.

Current yield reflects the income per share earned by the Fund's investments.

Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

The SEC standardized yield formula is as follows:

Yield = 2(((a-b)/cd+1)^6) - 1

         Where:

a  =  dividends and interest earned during the period
b  =  expenses accrued for the period (net of reimbursements)
c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period.

From time to time, the Babson Money Market Fund may quote its yields in advertisements, shareholder reports or other communications to shareholders.
Yield information is generally available by calling the Funds toll free
1-800-4-BABSON (1-800-422-2766), or in the Kansas City area (816) 751-5900. The current annualized yield for the Money Market Fund is computed by: (a)
determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the Fund may calculate a compound effective yield by adding 1 to the base period return (calculated as described above, raising the sum to a power equal to 365/7 and subtracting 1).
For the period ended June 30, 2001, the seven-day effective yield and thirty-day effective yield of the Money Market Fund were 3.19% and 3.30%, respectively. At
June 30, 2001, the average maturity of the Money Market Fund was 57 days.

Performance Comparisons. In advertisements or in reports to shareholders, the
Funds may compare their performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, they may compare their performance to rankings prepared by Lipper Analytical
Services, Inc. (Lipper) or Morningstar, Inc., two widely recognized independent services which monitor the performance of mutual funds. The Funds may compare their performance to the Standard & Poor's 500 Stock Index ("S&P 500"),
an index of unmanaged groups of common stocks, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE, the MSCI/EAFE, an index of unmanaged stocks from 20 international markets, the S&P Barra Value, a capitalization weighted index associated with "value" stocks, the S&P Barra Growth, a capitalization weighted index associated with "growth" stocks, the Russell 2000 Index, an index that measures the performance of the smallest 2000 publicly traded companies, the Lehman
Brothers Aggregate Bond Index, an index of government, corporate and agency bonds, the Lehman Brothers Intermediate Government Corporate Index, an index of government, agency and corporate notes between 1 and 10 year maturities, or the
Consumer Price Index. Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Barron's, Business Week, Forbes, Fortune, Institutional Investor,
Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money,
Morningstar Mutual Funds, Mutual Fund Forecaster, No-Load Investor and The Wall
Street Journal may also be used in comparing performance of the Fund.
Performance comparisons should not be considered as representative of the future performance of any Fund.

Performance rankings, recommendations, published editorial comments and listings reported in Barron's, Business Week, Financial World, Forbes, Fortune, Investors
Business Daily, Kiplinger's Personal Finance Magazine, Money, Mutual Fund
Magazine, Smart Money, Stanger's, The Wall Street Journal, USA Today and U.S.
News & World Report may also be cited (if the Funds are listed in any such publication) or used for comparison, as well as performance listings and rankings from CDA Investment Technologies, Inc., Donoghue's Mutual Fund Almanac,
Donoghue's Money Letter, Income and Safety, Louis Rukeyser's Wall Street
Newsletter, Morningstar Mutual Funds, No-Load Fund Analyst, No-Load Fund
Investor, No-Load Fund X, Personal Finance, The Mutual Fund Letter, United
Mutual Fund Selector and Wiesenberger Investment Companies Service.

The table below shows the average annual total return for each Fund for the specified periods.

   For the one year 7/1/00-6/30/01

   Enterprise                                20.08%
   Enterprise II                             15.54%
   Growth                                   -26.27%
   Shadow Stock                              16.82%
   Value                                     20.30%
   Stewart Ivory International              -30.97%
   Bond Trust - L                            10.45%
   Bond Trust - S                             9.85%
   Tax-Free Income                            8.89%
   Money Market                               5.13%

   For the five years 7/1/96 - 6/30/01

   Enterprise                                 9.21%
   Enterprise II                             12.85%
   Growth                                    11.42%
   Shadow Stock                              14.07%
   Value                                     11.11%
   Stewart Ivory International                0.55%
   Bond Trust - L                             6.59%
   Bond Trust - S                             6.44%
   Tax-Free Income                            5.61%
   Money Market                               4.78%

   For the ten years 7/1/91 - 6/30/01

   Enterprise                                13.55%
   Enterprise II                             13.52%*
   Growth                                    12.53%
   Shadow Stock                              14.29%
   Value                                     14.36%
   Stewart Ivory International                6.43%
   Bond Trust - L                             7.36%
   Bond Trust - S                             6.81%
   Tax-Free Income                            6.32%
   Money Market                               4.26%

   *Inception date 8/5/91.

                      HOW THE FUNDS' SHARES ARE DISTRIBUTED

Jones & Babson, as agent of the Funds has agreed to supply its best efforts as sole distributor of the Funds' shares and, at its own expense, pay all sales and distribution expenses in connection with their offering other than registration fees and other government charges. The offering of the Funds'
shares is on a continuous basis. Jones & Babson is located at BMA Tower, 700
Karnes Blvd., Kansas City, MO 64108-3306.

Jones & Babson does not receive any fee or other compensation under the distribution agreement which continues in effect until October 31, 2002, and which will continue automatically for successive annual periods ending each
October 31, if approved at least annually by the Funds' Board of Directors, including a majority of those Directors who are not parties to such agreements or interested persons of any such party. It terminates automatically if assigned by either party or upon 60 days written notice by either party to the other.
Jones & Babson also serves as the Funds' Transfer Agent.

                          PURCHASING AND SELLING SHARES

Purchases. Neither the Funds nor the entities that provide services to it (the
"Fund Complex") will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly. If you use the services of any other broker to purchase or redeem shares of the Funds, that broker may charge you a fee. Shares of the Funds may be purchased directly from the Funds without this brokerage fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Funds.

Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account, which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson at its cost, subject to a minimum charge of $5 per account, per year requested.

Each statement and transaction confirmation will request that you inform the
Fund in writing of any questions about the information presented. If you do not notify the Fund in writing of any questions within the specified time period, the Funds will consider you to have approved the information in the statement.

Normally, the shares you purchase are held by the Funds in an open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account. A charge of $25.00 will be made for any certificates issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the
Funds have determined that unconditional payment for the shares represented by the certificate has been received by its custodian, UMB Bank, n.a.

The Funds reserve the right in their sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of Funds' management, such withdrawal or rejection is in the best interest of the Fund ands its shareholders. The Funds also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which includes shareholders of the Funds' special investment programs.

The Funds reserves the right to refuse to accept orders for shares of a Fund unless accompanied by payment, except when a responsible person has indemnified the Funds against losses resulting from the failure of investors to make payment. In the event that the Funds sustain a loss as the result of failure by a purchaser to make payment, the Funds' underwriter, Jones & Babson, will cover the loss. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the
Funds arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

Sales (Redemptions). The Fund Complex will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly.

The Funds will transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a proper redemption request has been received usually no later than the third business day after it is received. The Funds must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued. Transmissions are made by mail unless an expedited method has been authorized and properly specified in the redemption request. In the case of redemption requests made within 15 days of the date of purchase, the
Funds may delay transmission of proceeds until such time as it is certain that unconditional payment has been collected for the purchase of shares being redeemed or 15 days from the date of purchase, whichever occurs first. The
Telephone/Fund Web Site Redemption Service may only be used for non certificated shares held in an open account. The Funds reserve the right to refuse a telephone or fund web site redemption request. At our option, the Funds may pay such redemption by wire or check. The Funds may reduce or waive the $10 charge for wiring redemption proceeds in connection with certain accounts. To participate in the Systematic Redemption Plan your dividends and capital gains distributions must be reinvested in additional shares of the Funds.

Babson Money Market Fund may accept drafts (checks) on the form provided by the
Fund without the necessity of an accompanying guarantee of signature, and drawn on the registered shareholder account, to redeem sufficient shares in the registered shareholder account and to deposit the proceeds in a special account at UMB Bank, n.a. for transmission through the commercial banking system to the credit of the draft payee. The drafts must be in at least the amount of $500, and may be drawn only against shares held in open account (no certificate outstanding). The Funds and their Manager may refuse to honor drafts where there are insufficient open account shares in the registered account, or where shares to be redeemed which were purchased by check have been held for less than 15 days, and to the specific conditions relating to this privilege as well as the general conditions set out above.

Due to the high cost of maintaining smaller accounts, the Funds have retained the authority to close shareholder accounts where their value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions but not as the result of market action, if the account value remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund's intention to close the account,
(2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum size requirement is not met. Since the minimum investment amount and the minimum account size are the same, any redemption from an account containing only the minimum investment amount may result in redemption of that account.

The Funds may suspend the right of redemption or postpone the date of payment beyond the normal three-day redemption period under the following conditions authorized by the Investment Company Act of 1940: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal of a Fund's securities is not reasonably practical, or (b) it is not reasonably practical for a Fund to determine the fair value of its net assets; (3) under certain circumstances where certain shareholders are attempting to "time the market" by purchasing and redeeming a Fund's shares on a regular basis; or (4) for such other periods as the Securities and Exchange
Commission may by order permit for the protection of the Funds' shareholders.

The Funds have elected to be governed by Rule 18f-1 under the Investment Company
Act of 1940 pursuant to which they are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

Market Timers. The Funds do not allow market timers. The Funds may refuse to sell shares to market timers. You will be considered a market timer if you have
(i) requested a redemption of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii)
otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these purposes.

How Share Price is Determined. The Funds net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m., Eastern Time except: days when the Funds are not open for business; days on which changes in the value of portfolio securities will not materially affect the net asset value; days during which a Fund receives no purchase or redemption orders; and customary holidays.

The Funds do not compute its net asset value days when the New York Stock
Exchange is closed or on the following customary holidays:

New Year's Day                      January 1
Martin Luther King Jr. Day          Third Monday in January
Presidents' Holiday                 Third Monday in February
Good Friday                         Friday before Easter
Memorial Day                        Last Monday in May
Independence Day                    July 4
Labor Day                           First Monday in September
Thanksgiving Day                    Fourth Thursday in November
Christmas Day                       December 25

Additional Purchase and Redemption Policies.  The Funds reserve the right to:

     (1) Waive or increase the minimum investment requirements with respect to any person or class of persons, which includes shareholders that invest through any of the Fund's special investment programs;

     (2) Cancel or change the telephone/Funds' web site investment service, redemption service, the telephone exchange service and the automatic monthly investment plan without prior notice to you when doing so is in the best interest of the Funds and their shareholders;

     (3) Begin charging a fee for the telephone investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days written notice to you;

     (4) Begin charging a fee for the telephone/Funds' web site service and to cancel or change the service upon 60 days written notice to you;

     (5) Begin charging a fee for the systematic redemption plan upon 30 days written notice to you;

     (6) Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders; the Funds may also waive the signature guarantee requirement if you authorize the telephone redemption method at the same time you submit the initial application to purchase shares; and,

     (7) Require signature guarantees if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if the Funds have other reason to believe that this requirement would be in the best interests of the Fund and its shareholders.

                             MANAGEMENT OF THE FUNDS

Manager and Investment Advisors.  As a part of the Management  Agreement,  Jones
&   Babson  employs  at  its  own  expense  David  L.  Babson  and  for  the
Babson-Stewart Ivory International Fund, Babson-Stewart Ivory International,  as
Investment Advisors for the Funds.  Analytic Systems, Inc. acts as an additional advisor  for the Shadow  Stock  Fund.  David L.  Babson,  located in  Cambridge,
Massachusetts,  is registered with the Securities Exchange Commission and serves individual,  corporate and other  institutional  clients.  Babson-Stewart  Ivory
International  is a  partnership  formed in 1987, by David L. Babson and Stewart
Ivory & Company (International) Ltd.

Jones & Babson, Inc. is a wholly-owned subsidiary of Business Men's
Assurance Company of America which is considered to be a controlling person of
Jones & Babson, under the Investment Company Act of 1940. Assicurazioni
Generali S.p.A., an insurance organization founded in 1831 based in Trieste,
Italy, is considered to be a controlling person of and is the ultimate parent of
Business Men's Assurance Company of America. Mediobanca is a 5% owner of
Generali.

David L. Babson is a wholly owned subsidiary of DLB Acquisition Corporation, an indirect, majority owned subsidiary of Massachusetts Mutual Life Insurance
Company headquartered in Springfield, Massachusetts. Massachusetts Mutual Life
Insurance Company is an insurance organization founded in 1851 and is considered to be a controlling person of David L. Babson, under the Investment Company Act of 1940.

Babson-Stewart Ivory International is a partnership as discussed above. Stewart
Ivory & Company (International) Ltd is an indirect subsidiary of the
Commonwealth Bank of Australia.

The aggregate management fees paid to Jones & Babson by the Funds during the three most recent fiscal years ended June 30, 2001, 2000 and 1999 (from which
Jones & Babson paid all the Funds' expenses except those payable directly by the Funds) were $1,275,347, $1,391,765 and $990,364*, respectively for the
Enterprise Fund; $724,218, $774,998 and $513,015* for the Enterprise Fund II;
$3,415,489, $3,815,605 and $3,699,538 for the Growth Fund; $471,585, $423,887
and $468,438 for the Shadow Stock Fund; $4,782,726, $7,927,419 and $7,202,092*
for the Value Fund; $710,383, $837,900 and $884,366 for the Stewart Ivory
International Fund; $943,417, $1,039,152 and $691,818* for the Bond Trust
Portfolio L; $198,032, $316,619 and $215,212* for the Bond Trust Portfolio S
(does not include the effect of fee waiver); $372,681, $430,401 and $448,280 for the Money Market Fund; $357,666, $436,994 and $513,722 for the Tax-Free Income
Fund. Figures followed by an asterisk (*) denote 7 month figures due to a change in fiscal year end from November 30 to June 30. The annual fee charged by Jones
& Babson covers all normal operating costs of the Funds. The annual fee charged by Jones & Babson is higher than the fees of most other investment advisors whose charges cover only investment advisory services with all remaining operational expenses absorbed directly by the Funds. Yet, it compares favorably with these other advisors when all expenses to Funds shareholders are taken into account.

David L. Babson has an experienced investment analysis and research staff which eliminates the need for Jones & Babson and the Funds to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service. Jones & Babson pays David L. Babson a fee of
70/100 of one percent (0.70%) of the first $30 million and 50/100 of one percent
(0.50%) of amounts in excess of $30 million of Enterprise Fund's average daily total net assets; 70/100 of one percent (0.70%) of the first $30 million and
50/100 of one percent (0.50%) of amounts in excess of $30 million of Enterprise
Fund II's; 30/100 of one percent (0.30%) for the first $100 million, 25/100 of one percent (0.25%) on the next $150 million and 20/100 of one percent (0.20%)
for amounts in excess of $250 million of Growth Fund's; 25/100 of one percent
(0.25%) of Shadow Stock Fund's; 35/100 of one percent (0.35%) of Value Fund's;
475/1000 of one percent (0.475%) of Stewart Ivory International Fund's; 25/100
of one percent (0.25%) of Bond Trust Portfolio L's; 15/100 of one percent
(0.15%) of Bond Trust Portfolio S's (through June 30, 2002); 20/100 of one percent (0.20%) of Money Market Fund; 25/100 of one percent (0.25%) of Tax-Free
Income Fund, which is computed daily and paid semimonthly. The cost of the services of David L. Babson is included in the services of Jones & Babson.
During the three most recent fiscal years ended June 30, 2001, 2000 and 1999,
Jones & Babson paid David L. Babson fees amounting to $622,694, $678,776 and
$486,539*, respectively for the Enterprise Fund; $347,129, $371,379 and
$249,077* for the Enterprise Fund II; $1,043,618, $1,155,760 and $1,128,746 for
the Growth Fund, $214,410, $189,873 and $117,145 for the Shadow Stock Fund;
$1,762,057, $2,909,143 and $2,652,720* for the Value Fund; $355,192, $418,950
and $442,183 for the Stewart Ivory International Fund; $248,268, $272,699 and
$182,021* for the Bond Trust Portfolio L; $45,700, $49,848 and $33,198* for the
Bond Trust Portfolio S; $87,690, $101,003 and $105,477 for the Money Market
Fund; $93,646, $111,918 and $131,478 for the Tax-Free Income Fund, related to services provided to the Funds. Figures followed by an asterisk (*) denote seven month figures due to a change in fiscal year end from November 30 to June 30.

Directors and Officers. Each of the Funds are governed by a Board of Directors
(or Trustees), which is responsible for protecting the interests of the shareholders. The Directors are experienced business persons, who meet throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and to review performance. Certain officers and directors of the Funds are also officers or directors of Jones & Babson, Babson-Stewart Ivory International or David L.
Babson.

The officers of the Funds are responsible for supervising the Funds' business operations. The Funds' business operations are subject to the supervision and control of the Funds' Boards. The following lists the officers and directors of the Funds and their ages. Unless noted otherwise, the address of each officer and director is BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306.
Except as indicated, each has been an employee of Jones & Babson for more than five years.

Stephen S. Soden,  (56),  President and  Director.  President and Director
(or Trustee) of Jones &  Babson,  Inc.,  and of each of the Babson Funds,
Buffalo Funds, J&B Funds and the Investors Mark Series Fund, Inc.

Francis C. Rood (67), Director.     Retired,  73-395  Agave Lane,  Palm  Desert,
California  92260-6653.  Formerly  Vice  President of Finance, Hallmark Cards,
Inc.; Director (or Trustee) of each of the Babson Funds and the Investors Mark
Series Fund, Inc.

William H. Russell (77), Director. Financial Consultant, 645 West 67th Street,
Kansas City, Missouri 64113; previously Vice President, Sprint; Director (or
Trustee) of each of the Babson Funds and the Investors Mark Series Fund, Inc.

H. David Rybolt  (59),  Director.  Consultant,  HDR  Associates,  P.O. Box 2468,
Shawnee Mission, Kansas 66201; Director (or Trustee) of each of the Babson Funds
(except the  Babson-Stewart  Ivory  International  Fund, Inc.) and the Investors
Mark Series Fund, Inc.

James T. Jensen (72),  Director.  Chief Executive  Officer,  Jensen  Associates,
Inc., 892 Worcester Street, Suite 210, Wellesley, Massachusetts 02482; Director,
of Babson-Stewart Ivory International Fund, Inc.

Richard J. Phelps (73), Director.  Chairman, Phelps Industries, Inc., 122 Quincy
Shore Drive, Quincy, Massachusetts 02171. Trustee, The DLB Fund Group; Director,
Superior  Pet  Products  (Aust.) Pty.  Ltd.  and  Superior  Pet  Products,  Ltd.
(England);  Member,  Board of Overseers,  Tufts University  School of Veterinary
Medicine and Dean's Council, Harvard Graduate School of Education;  Director, of
Babson-Stewart Ivory International Fund, Inc.

P.  Bradley  Adams (41),  Vice  President  and  Treasurer.  Vice  President  and
Treasurer,  Jones & Babson,  Inc., and of each of the Babson Funds,  Buffalo
Funds and J&B  Funds;  Principal  Financial  Officer,  Investors Mark Series
Fund, Inc.

Martin A.  Cramer  (51),  Vice  President  and  Secretary.  Vice  President  and
Secretary,  Jones &  Babson,  Inc. and of each of the Babson Funds,  Buffalo
Funds and J&B Funds; Secretary, Investors Mark Series Fund, Inc.

Constance E. Martin (40),  Vice  President.  Vice President and Director  Mutual
Fund Client Relations,  Jones & Babson, Inc.; Vice President, of each of the
Babson Funds, Buffalo Funds, and J&B Funds.

W. Guy Cooke (40), Vice President and Chief Compliance  Officer.  Vice President
and Chief Compliance Officer of Jones &  Babson,  Inc. and Vice President of
each of the Babson  Funds,  Buffalo  Funds and J&B  Funds.  Mr. Cooke joined
Jones &  Babson in March 1998 and  previously  was Director of Compliance at
American Century Companies.

Anthony M. Maramarco (52), Vice  President-Portfolio.  Senior Vice President and
Director,  David L. Babson &  Company Inc., One Memorial  Drive,  Cambridge,
Massachusetts  02142;  Vice President,  Babson Value Fund, Inc. and Shadow Stock
Fund, Inc.

James B. Gribbell  (34),  Vice  President-Portfolio.  Vice  President,  David L.
Babson & Company Inc., One Memorial Drive,  Cambridge,  Massachusetts 02142;
Vice President, Babson Growth Fund, Inc.

Lance F. James (47),  Vice  President-Portfolio.  Executive  Vice  President and
Director,  David L. Babson &  Company Inc., One Memorial  Drive,  Cambridge,
Massachusetts  02142;  Vice President,  Babson  Enterprise Fund, Inc. and Babson
Enterprise Fund II, Inc.

The Fund has an Audit Committee that assists the Funds' Board in fulfilling its duties relating to the Funds' accounting and financial reporting practices, and also serves as a direct line of communication between the Board and the independent auditors. The Audit Committee of the Board of Directors for
Babson-Stewart Ivory International Fund, Inc. is composed of Messrs. Jensen,
Phelps, Rood and Russell. The Audit Committee of the Board of Directors for the
other Babson Funds is composed of Messrs. Rood, Russell and Rybolt. Messrs.
Rood, Russell, Rybolt, Jensen and Phelps have no financial interest in, nor are they affiliated with either Jones & Babson, Inc. or David L. Babson &
Company Inc. The specific functions of the Audit Committee include recommending the engagement or retention of the independent auditors, reviewing with the independent auditors the plan and results of the auditing engagement, approving professional services provided by the independent auditors prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent auditors, reviewing the scope and results of the Fund's procedures for internal auditing, and reviewing the Fund's system of internal accounting controls.

Compensation. The Fund does not directly compensate any Director, Trustee or
Officer for their normal duties and services. Mr. Soden, who is an interested
Director due to his employment with Jones & Babson, is compensated by Jones
& Babson and not by the Funds. The remaining Directors' fees, including travel and other expenses related to the Board meetings, are paid by Jones &
Babson pursuant to the provisions of the Management Agreements with the Funds.

Each Independent Director (or Trustee) receives an annual retainer for serving as a Director for at least one of the Funds. Messrs. Rood, Russell and Rybolt each receive an annual retainer of $7,000. Messrs. Jensen and Phelps each receive an annual retainer of $4,000. The Directors also receive $125 for each
Fund's Board meeting attended. The Board of Directors for each Fund generally meets four times each year, with the exception of the Babson-Stewart Ivory
International Fund, which usually meets three times each year. The following chart sets forth each Director's annual compensation.

                                     Compensation for            Pension or
                                      Serving on the             Retirement         Total Compensation From
      Name of Trustee                     Boards              Benefits Accrued         All Babson Funds**
      ---------------                     ------              ----------------

      Stephen S. Soden*                    -0-                       -0-                      -0-
      Francis C. Rood                     $4,375                     -0-                    $11,375
      William H. Russell                  $4,375                     -0-                    $11,375
      H. David Rybolt                     $4,000                     -0-                    $11,000
      James T. Jensen                      $375                      -0-                     $4,375
      Richard J. Phelps                    $375                      -0-                     $4,375

* As an "interested director," Mr. Soden received no compensation for his services as a director.

**   The amounts reported in this column reflect the total compensation paid to
     Messrs. Jensen and Phelps for services as directors of Babson-Stewart Ivory
     International Fund, Inc. Mr. Rybolt for services as director or trustee of eight Babson Funds and to Messrs. Rood and Russell for services as directors or trustees of nine Babson Funds during the fiscal year that ended June 30, 2001. Directors' fees are paid by the Funds' manager and not by the Funds themselves.

Code of Ethics. The Funds, its Manager, the Investment Advisors and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under each entity's code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by any Fund, subject to certain restrictions and procedures. Each code of ethics also contains provisions designed to substantially comply with the recommendations contained in the Investment Company Institute's 1994 Report of the Advisory
Group on Personal Investing. The codes of ethics are on file with the Securities and Exchange Commission.

Custodian. Except for the Babson-Stewart Ivory International Fund, Inc., the
Funds' assets are held for safekeeping by an independent custodian, UMB Bank,
n.a. This means that UMB Bank, n.a., rather than the Funds, has possession of the Funds' cash and securities. UMB Bank, n.a. is not responsible for the Funds'
investment management or administration. But, as directed by the Funds'
officers, it delivers cash to those who have sold securities to the Funds in return for such securities, and to those who have purchased portfolio securities from the Funds, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the
Funds and holds this for payment to shareholders after deduction of the Funds'
expenses. Jones & Babson compensates UMB Bank, n.a. for its services. There is no separate charge to the Funds.

The Babson-Stewart Ivory International Fund's assets are held for safekeeping by an independent custodian, State Street Bank and Trust Company of Boston,
Massachusetts and foreign subcustodians as discussed below. This means that
State Street Bank and Trust Company, rather than the Fund, has possession of the
Fund's cash and securities. State Street Bank and Trust Company is not responsible for the Fund's investment management or administration. But, as directed by the Fund's officers, it delivers cash to those who have sold securities to the Fund in return for such securities, and to those who have purchased portfolio securities from the Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Fund and holds this for payment to shareholders after deduction of the Fund's expenses.

Pursuant to rules adopted under the 1940 Act, the Babson-Stewart Ivory
International Fund may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board of Directors following a consideration of a number of factors, including (but not limited to) the eligibility and financial stability of the institution; the ability of the institution to perform capably custodial services for the Fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Fund assets.

Independent Auditors. The Funds' financial statements are audited annually by independent auditors approved by the Directors each year, and, in years in which an annual meeting is held, the Directors may submit their selection of independent auditors to the shareholders for ratification. Ernst & Young
LLP, One Kansas City Place, 1200 Main Street, Suite 2000, Kansas City, Missouri
64105, serves as the Funds' independent auditor.

Control Persons and Principal Holders of the Funds. As of September 30, 2001 the
Funds had the following control persons and principal holders.

   --------------------------------------------------------------------------------------------------------------
                   Fund                                         Name                               Percent
   --------------------------------------------------------------------------------------------------------------
   Stewart Ivory International          Quincy Mutual Fire Insurance Co                                   16.03%
   --------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------
   Enterprise                           Quincy Mutual Fire Insurance Co                                   10.97%
   --------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------
   Enterprise Fund II                   Donald A. Pels                                                     9.92%
   --------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------
   Enterprise                           National Academy of Sciences                                       8.33%
   --------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------
   Stewart Ivory International          Concord General Mutual Insurance Co                                5.65%
   --------------------------------------------------------------------------------------------------------------

Control Persons are persons deemed to control a fund because the own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of a fund's outstanding equity securities. The officers, directors and trustees of the Funds as a group own less than 1% of any Fund.

                             DISTRIBUTIONS AND TAXES

2001 Tax Act. On June 7, 2001, President Bush signed into law the Economic
Growth and Tax Relief Reconciliation Act of 2001 (the "Tax Act"). The Tax Act
includes provisions that significantly reduce individual income tax rates, provide for marriage penalty relief, eliminate current phase-outs of the standard deduction and personal exemptions, provide for additional savings incentives for individuals, generally by increasing the maximum annual contribution limits applicable to retirement and education savings programs, and provide for limited estate, gift and generation-skipping tax relief. While these provisions have an important tax impact on individual investors in a Fund, their impact on the Funds are limited, as is discussed in the following paragraphs.

Distributions of Net Investment Income. The Funds receive income generally in the form of dividends and interest on their investments. This income, less expenses incurred in the operation of a Fund, constitutes a Fund's net investment income from which dividends may be paid to shareholders. If you are a taxable investor, any income the Funds pay will be taxable as ordinary income, whether you take the income in cash or in additional shares.

By meeting certain requirements of the Internal Revenue Code, the Tax-Free
Income Fund has qualified and continues to qualify to pay exempt-interest dividends. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also will be exempt from such state's personal income taxes. A state generally does not grant tax-free treatment to interest on state and municipal securities of other states.

The Tax-Free Income Fund may earn taxable income on any temporary investments, on the discount from stripped obligations or their coupons, on income from securities loans or other taxable transactions, or on ordinary income derived from the sale of market discount bonds. Any Fund distributions from such income will be taxable as ordinary income, whether received by investors in cash or in additional shares.

The Money Market Fund and Portfolios S and L of the Bond Trust declare dividends for each day that their net asset value is calculated. These dividends will equal all of the daily net income payable to shareholders of record as of the close of business the preceding day. The daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a constant net asset value per share in the Money Market Fund), less the estimated expenses of the Funds.

Distributions of Capital Gains. In general, the Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gains, regardless of how long you have held your shares in the Fund. Any net capital gains realized by a Fund generally will be distributed once each year, but they may be distributed more frequently, if necessary to reduce or eliminate excise or income taxes on the Fund. Because the
Money Market Fund is a money market fund, it does do not anticipate realizing any long-term capital gains.

Taxation of Five Year Gains (shareholders in the 10 and 15% federal brackets).
If you are in the 10 or 15% individual income tax bracket, capital gain distributions are generally subject to a maximum rate of tax of 10%. However, if you receive distributions from the Fund's sale of securities held for more than five years, these gains are subject to a maximum rate of tax of 8%. The Funds will inform you in January of the portion of any capital gain distributions you received for the previous year that were five year gains qualifying for this reduced tax rate.

Taxation of Five Year Gains (shareholders in higher federal brackets). If you are in a higher individual income tax bracket (for example, the 25, 28, 33 or
35% brackets when these brackets are fully phased-in in the year 2006) capital gain distributions are generally subject to a maximum rate of tax of 20%.
Beginning in the year 2006, any distributions from a Fund's sale of securities purchased after January 1, 2001 and held for more than five years will be subject to a maximum rate of tax of 18%.

You may, however, elect to mark shares of a Fund that you purchase to market as of January 2, 2001. If you make this election, any Fund shares that you acquired before this date will also be eligible for the 18% maximum rate of tax, beginning in 2006. However, in making the election, you are required to pay a tax on any appreciation in the value of your Fund shares as of January 2, 2001, and to restart your holding period in the shares as of that date. The election does not apply to Fund shares redeemed on or before January 2, 2002.

Effect of Foreign Investments on Distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund for tax purposes. Similarly, foreign exchange losses realized by a Fund on the sale of debt securities are generally treated as ordinary losses by the Fund for tax purposes. These gains when distributed will be taxable as ordinary dividends, and any losses will reduce a Fund's ordinary income otherwise available for distribution. This treatment could increase or reduce a Fund's ordinary income distributions, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

The Funds may be subject to foreign withholding taxes on income from certain of their foreign securities. If more than 50% of a Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through each investor's pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement that investors receive from the Fund will show more taxable income than was actually distributed. However, investors will be entitled to either deduct their share of such taxes in computing their taxable income or (subject to limitations) claim a foreign tax credit for such taxes against their U.S. federal income tax. The
Fund will provide investors with the information necessary to complete their individual income tax returns if it makes this election.
Information on the Amount and Tax Character of Distributions. The Funds will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year.
If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election To Be Taxed as a Regulated Investment Company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal
Revenue Code and intends to so qualify during the current fiscal year. As regulated investment companies, the Funds generally do not pay federal income tax on the income and gains they distribute to you. The Funds' Boards reserve the right not to maintain a Fund's qualification as a regulated investment company, if it determines this course of action to be beneficial to shareholders. In that case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of such Fund's earnings and profits.

Excise Tax Distribution Requirements. To avoid federal excise taxes, the
Internal Revenue Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in
December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares. Redemptions, including redemptions in-kind, and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different Babson Fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Beginning after the year 2005 (2000 for certain shareholders), gain in a sale or redemption of Fund shares held for more than five years may be subject to a reduced rate of tax. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund, through reinvestment of dividends or otherwise, within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

As to the Tax-Free Income Fund, any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to investors with respect to his or her
Fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the investor by the
Fund on those shares. As to the Money Market Fund, because the Fund seeks to maintain a constant $1.00 per share net asset value, investors should not expect to realize a capital gain or loss upon redemption or exchange of Fund shares.

U.S. Government Obligations. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the
Fund. Income on Fund investments in other certain obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations, for example Government National
Mortgage Association ("GNMA") or Federal National Mortgage Association ("FNMA")
obligations, generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-Received Deduction for Corporations. If you are a corporate shareholder, you should note that some of the Funds will pay dividends that may qualify for the dividends-received deduction. Qualifying dividends generally are limited to dividends of domestic corporations. In some circumstances, you may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for this treatment. All dividends, including the deducted portion, must be included in your calculation of alternative minimum taxable income.

Because the Stewart Ivory International Fund's income is derived primarily from investments in foreign rather than domestic U.S securities, no portion of its distributions will generally be eligible for the dividends-received deduction.
Because the Money Market Fund, the Tax-Free Income Fund and the Bond Trust's
(Portfolios S and L) income consists of interest rather than dividends, no portion of their distributions will generally be eligible for the dividends-received deduction. None of the dividends paid by these Funds for the most recent calendar year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.

Investment in Complex Securities. The Funds may invest in complex securities, such as covered call options, that could affect whether gains and losses it recognizes are treated as ordinary income or capital gains, or could affect the amount, timing and/or tax character of income distributed to you. The Funds may also invest in securities issued or purchased at a discount, such as zero coupon securities, that could require it to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, the
Funds could be required to sell securities in their portfolios that they otherwise might have continued to hold. These rules could affect the amount, timing and/or tax character of income distributed to you.

                              FINANCIAL STATEMENTS

The audited financial statements of the Funds, which are contained in the June
30, 2001, Annual Report to Shareholders are incorporated herein by reference.
Unaudited reports to shareholders will be published at least semiannually.

                         GENERAL INFORMATION AND HISTORY

The Babson Bond Trust was organized in Kansas City, Missouri, as a common law trust under an Agreement and Declaration of Trust dated November 2, 1944, which was amended and restated on February 24, 1989. It originally was known as Mutual
Trust. When it came under the management of Jones & Babson, its name was changed to Babson (D.L.) Income Trust. On February 14, 1984, shareholders changed its name to D.L. Babson Bond Trust. On March 31, 1988, the issued and outstanding shares of beneficial interest of the Trust were redesignated as
"Portfolio L" (longer term) and a second class or series of shares known as
"Portfolio S" (shorter term) was created. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Trust in general and with respect to matters relating solely to the interests of the Portfolio for which issued, and (2) equal dividend, distribution and redemption rights to the assets of the Portfolio for which issued and to general assets, if any, of the Trust which are not specifically allocated to either Portfolio. Shares when issued are fully paid and non-assessable. Except for the priority of each share in the assets of its
Portfolio, the Trust will not issue any class of securities senior to any other class. The initial par value of the shares was $1.00 each. On September 30,
1955, this was changed to $0.25 each, and three additional shares at that time were issued for each share then outstanding. Shareholders do not have pre-emptive or conversion rights.

The other Babson Funds were incorporated in Maryland as follows: The Enterprise
Fund on July 5, 1983, has a present authorized capitalization of 20,000,000 shares of $1 par value common stock; the Enterprise Fund II on February 5, 1991, has a present authorized capitalization of 10,000,000 shares of $1 par value common stock; the Growth Fund, originally incorporated in Delaware in 1959 and was merged into a Maryland corporation in 1978, has a present authorized capitalization of 100,000,000 shares of $1 par value common stock; the Shadow
Stock Fund on June 3, 1987, has a present authorized capitalization of
10,000,000 shares of $1 par value common stock; the Value Fund on July 24, 1984, has a present authorized capitalization of 50,000,000 shares of $1 par value common stock; the Stewart Ivory International Fund on October 2, 1987, has a
present authorized capitalization of 10,000,000 shares of $1 par value common stock; the Money Market Fund on October 19, 1979, has a present authorized capitalization of 2,000,000,000 shares of $.01 par value common stock; and the
Tax-Free Income Fund on August 22, 1979, has a present authorized capitalization of 200,000,000 shares of $.10 par value common stock. All shares are of the same class unless otherwise stated and with like rights and privileges. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Fund, and (2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Funds may create other series of stock but will not issue any senior securities. Shareholders do not have pre-emptive or conversion rights.

Non-cumulative voting -- The Funds' shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

The Funds may, at their discretion, hold annual meetings of shareholders for the following purposes: (1) election of directors; (2) approval of continuance of any investment advisory agreement; (3) ratification of the selection of independent auditors; and (4) approval of a distribution plan. At the current time, the Funds do not intend to hold such annual meetings, except as required by the Investment Company Act of 1940 and other applicable laws.

A special meeting of shareholders of the Funds must be held if the Fund receives the written request for a meeting from the shareholders entitled to cast at least 25% of all the votes entitled to be cast at the meeting. The Funds have undertaken that their Directors will call a meeting of shareholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of each Fund. To the extent required by the undertaking, the
Funds will assist shareholder communications in such matters.

The  Funds  may use the  name  "Babson"  in their  names so long as Jones  &
Babson,  Inc.  continues  as manager  and David L.  Babson  &  Company  Inc.
continues to serve as Investment  Advisor for the Funds.  Complete  details with respect to the use of the name are set out in the Management  Agreement  between the Funds and Jones & Babson, Inc.

Shadow Stock Fund has an exclusive and perpetual license to use the name "Shadow
Stock" in its name so long as Analytic Systems, Inc. or an affiliate thereof or of James B. Cloonan, acts as an advisor to the Fund. Complete details with respect to the use of the name are set out in the Management Agreement between the Fund and Jones & Babson, Inc.

                         OTHER JONES & BABSON FUNDS

Jones & Babson, Inc. also distributes the Buffalo Group of Mutual Funds
("Buffalo Funds"), which are the Buffalo Balanced Fund, Buffalo Equity Fund,
Buffalo High Yield Fund, Buffalo USA Global Fund, Buffalo Science &
Technology Fund and Buffalo Small Cap Fund. In addition, Jones & Babson manages and distributes the J&B Funds, which are the J&B Mid-Cap
Aggressive Growth Fund, J&B Small-Cap Aggressive Growth Fund, and J&B
Small-Cap International Fund. A prospectus for any of these Funds may be obtained from Jones & Babson, Inc., BMA Tower, 700 Karnes Blvd., Kansas
City, MO 64108-3306.

                          APPENDIX-RATINGS INFORMATION

Description of Stock Ratings. The Funds use S&P's Earnings and Dividend
Rankings for Common Stocks. Growth and stability of earnings and dividends are deemed key elements in establishing S&P's earnings and dividend rankings for common stocks. Basic scores are computed for earnings and dividends, then adjusted by a set of predetermined modifiers for growth, stability within long-term trend, and cyclically. Adjusted scores for earnings and dividends are then combined to yield a final score. The final score is measured against a scoring matrix determined by an analysis of the scores of a large and representative sample of stocks. The rankings are:

     A+           Highest
     A            High
     A-           Above Average
     B+           Average
     B            Below Average
     B-           Lower
     C            Lowest
     D            In Reorganization

The Funds also use the Value Line Ratings of Financial Strength. The financial strength of each of the companies reviewed by Value Line is rated relative to all the others. The ratings are:

   A++   The very highest relative financial strength.
   A+    Excellent financial position relative to other companies.
   A     High grade relative financial strength.
   B++   Superior financial health on a relative basis.
   B+    Very good relative financial structure.
   B     Good overall relative financial structure.
   C++   Satisfactory finances relative to other companies.
   C+    Below-average relative financial position.
   C     Poorest financial strength relative to other major companies.

Value Line's ratings are based upon computer analysis of a number of key variables that determine: (a) financial leverage, (b) business risk and (c)
company size plus the judgment of their analysts and senior editors regarding factors that cannot be quantified across-the-board for all stocks. The primary variables that are indexed and studied include equity coverage of debt, equity coverage of intangibles, "quick ratio" accounting methods, variability of return, quality of fixed charge coverage, stock price stability and company size.

Bond Ratings.

----------------- ---------------- -----------------------------------------------------------------------------------
S&P           Moody's          Descriptions
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
AAA                                Aaa These are the highest ratings assigned by
                                   S&P and Moody's to a debt obligation.
                                   They indicate an extremely strong capacity to
                                   pay interest and repay principal.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
AA                Aa               Debt rated in this category is  considered
                                   to have a very strong  capacity to pay
                                   interest  and repay  principal  and differs
                                   from  AAA/Aaa  issues only in a small degree.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
A                                  A Debt rated A has a strong capacity to pay
                                   interest and repay principal, although it is
                                   somewhat more susceptible to the adverse
                                   effects of changes in circumstances and
                                   economic conditions than debt in higher-rated
                                   categories.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
BBB               Baa              Debt rated BBB/Baa is regarded as having an
                                   adequate  capacity to pay interest and
                                   repay principal.  Whereas it normally
                                   exhibits  adequate  protection  parameters,
                                   adverse economic  conditions or changing
                                   circumstances are more likely to lead to
                                   a weakened  capacity to pay interest and
                                   repay principal for debt in this category
                                   than in  higher-rated  categories.  Debt
                                   rated below BBB/Baa is regarded as having
                                   significant speculative characteristics.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
S&P           Moody's          Descriptions
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
BB                Ba               Debt  rated  BB/Ba  has  less  near-term
                                   vulnerability  to  default  than  other
                                   speculative  issues.  But it faces  major
                                   ongoing  uncertainties  or  exposure to
                                   adverse business,  financial or economic
                                   conditions that could lead to inadequate
                                   capacity to meet timely  interest and
                                   principal  payments.  The BB rating category
                                   also is used for debt  subordinated  to
                                   senior  debt that is assigned an actual or
                                   implied BBB- rating.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
B                 B                Debt  rated  B has a  greater  vulnerability
                                   to  default  but  currently  has the
                                   capacity to meet interest  payments and
                                   principal  repayments.  Adverse  business,
                                   financial or economic  conditions  will
                                   likely impair  capacity or  willingness to
                                   pay  interest  and repay  principal.  The B
                                   rating  category is also used for debt
                                   subordinated  to senior  debt that is
                                   assigned  an  actual  or  implied  BB/Ba or
                                   BB-/Ba3 rating.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
CCC               Caa              Debt rated CCC/Caa has a currently
                                   identifiable  vulnerability  to default and
                                   is dependent  upon  favorable  business,
                                   financial  and economic  conditions to meet
                                   timely  payment of interest and  repayment
                                   of  principal.  In the event of adverse
                                   business,  financial or economic conditions,
                                   it is not likely to have the capacity
                                   to pay  interest and repay  principal.  The
                                   CCC/Caa  rating  category is also used
                                   for debt  subordinated  to senior  debt that
                                   is assigned an actual or implied B or
                                   B-/B3 rating.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
CC                                 Ca The rating CC/Ca typically is applied to
                                   debt subordinated to senior debt that is
                                   assigned an actual or implied CCC/Caa rating.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
C                                  C The rating C typically is applied to debt
                                   subordinated to senior debt, which is
                                   assigned an actual or implied CCC/Caa3 debt
                                   rating. The C rating may be used to cover a
                                   situation where a bankruptcy petition has
                                   been filed, but debt service payments are
                                   continued.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
CI                N/A              The rating CI is reserved for income bonds
                                   on which no interest is being paid.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
D                 D                Debt rated D is in payment  default.  The D
                                   rating  category is used when interest
                                   payments  or  principal  payments  are  not
                                   made  on the  date  due  even  if the
                                   applicable  grace  period  has not  expired
                                   unless  S&P  believes  that  such
                                   payments  will be made  during such grace
                                   period.  The D rating also will be used
                                   upon the filing of bankruptcy petition if
                                   debt service payments are jeopardized.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
To provide more detailed indications of credit quality, the Standard &
Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3.) to designate relative standing within its major bond rating categories. Pitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard
& Poor's. With regard to S&P's ratings, bonds rated BB, B, CCC and CC are usually considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.
----------------------------------------------------------------------------------------------------------------------

Note Ratings.

----------------- ------------------- --------------------------------------------------------------------------------
S&P           MOODY'S             DESCRIPTIONS

----------------- ------------------- --------------------------------------------------------------------------------
----------------- ------------------- --------------------------------------------------------------------------------
SP-1                                  MIG-1; VMIG-1 Notes are of the highest
                                      quality enjoying strong protection from
                                      established cash flows of funds for their
                                      servicing or from established and
                                      broad-based access to the market for
                                      refinancing, or both.
----------------- ------------------- --------------------------------------------------------------------------------
----------------- ------------------- --------------------------------------------------------------------------------
SP-2                                  MIG-2; VMIG-2 Notes are of high quality
                                      with margins of protection ample, although
                                      not so large as in the preceding group.
----------------- ------------------- --------------------------------------------------------------------------------
----------------- ------------------- --------------------------------------------------------------------------------
SP-3                                  MIG-3; VMIG-3 Notes are of favorable
                                      quality with all security elements
                                      accounted for, but lacking the undeniable
                                      strength of the preceding grades. Market
                                      access for refinancing, in particular, is
                                      likely to be less well established.
----------------- ------------------- --------------------------------------------------------------------------------
----------------- ------------------- --------------------------------------------------------------------------------
SP-4                                  MIG-4; VMIG-4 Notes are of adequate
                                      quality, carrying specific risk but having
                                      protection and not distinctly or
                                      predominantly speculative.
----------------- ------------------- --------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Moody's uses the "MIG" designation specifically for municipal notes.
----------------------------------------------------------------------------------------------------------------------
 Commercial Paper Ratings.

----------------- ---------------- -----------------------------------------------------------------------------------
S&P           Moody's          Description

----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
A-1                                Prime-1 (P-1) This indicates that the degree
                                   of safety regarding timely payments is
                                   strong. Standard & Poor's rates those
                                   issues determined to possess extremely strong
                                   safety characteristics as A-1+.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
A-2                Prime-2 (P-2)   Capacity for timely payment on commercial
                                   paper is satisfactory,  but the relative
                                   degree of safety is not as high as for issues
                                   designated A-1. Earnings trends and
                                   coverage  ratios,  while sound will be more
                                   subject to  variation.  Capitalization
                                   characteristic  while  still  appropriated,
                                   may  be  more  affected  by  external
                                   conditions.  Ample alternate liquidity is
                                   maintained.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
A-3               Prime-3          Satisfactory  capacity  for timely
                                   repayment.  Issues  that carry this rating
                                   are (P-3) somewhat more vulnerable to the
                                   adverse changes in circumstances  than
                                   obligations carrying the higher designations.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
B                                  N/A Issues rated "B" are regarded as having
                                   only an adequate capacity for timely payment.
                                   Furthermore, such capacity may be damaged by
                                   changing conditions or short-term
                                   adversities.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
C                 N/A              This rating is assigned to short-term debt
                                   obligations  with a doubtful  capacity
                                   for payment.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
D                 N/A              This  rating  indicates  that the issuer is
                                   either in default or is expected to be
                                   in default upon maturity.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's only rating, prime, means that it believes that the commercial paper note will be redeemed as agreed. The criteria used by
Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and relationships which exist with the issuer; and (8)
recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. S&P's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days.
----------------------------------------------------------------------------------------------------------------------

Municipal Securities Ratings. The ratings of bonds by Moody's and S&P's represent their opinions of quality of the municipal bonds they undertake to rate. These ratings are general and are not absolute standards. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.

Both Moody's and S&P's Municipal Bond Ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligation and revenue bonds. General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighted in determining the rating. Because revenue bonds in general are payable form specifically pledged revenues, the essential element in the security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service.

BABSON FUND GROUP
PART C
OTHER INFORMATION

ITEM 23.  EXHIBITS:

                          (a) Articles of Incorporation

                            (1)  David L. Babson Growth Fund, Inc.

                                 (A)  Articles of Incorporation of the
                                      Registrant as filed in Maryland on August
                                      17, 1978. Previously filed with
                                      Post-Effective Amendment No. 77 to the
                                      Registration Statment on Form N-1A on
                                      August 30, 1999.

                                 (B)  Articles of Amendment and Restatement of
                                      the Registrant as filed in Maryland on
                                      October 3, 1978. Previously filed with
                                      Post-Effective Amendment No. 77 to the
                                      Registration Statment on Form N-1A on
                                      August 30, 1999.

                                 (C)  Articles of Merger of the Registrant as
                                      filed in Maryland on October 31, 1978.
                                      Previously filed with Post-Effective
                                      Amendment No. 77 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                                 (D)  Articles of Amendment of the Registrant as
                                      filed in Maryland on October 3, 1983.
                                      Previously filed with Post-Effective
                                      Amendment No. 77 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                            (2)  D. L. Babson Money Market Fund, Inc.

                                 (A)  Articles of Incorporation of the
                                      Registrant as filed in Maryland on October
                                      19, 1979. Previously filed with
                                      Post-Effective Amendment No. 27 to the
                                      Registration Statment on Form N-1A on
                                      August 30, 1999.

                                 (B)  Articles of Amendment of the Registrant as
                                      filed in Maryland on April 15, 1982.
                                      Previously filed with Post-Effective
                                      Amendment No. 27 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                                 (C)  Articles Supplementary of the Registrant
                                      as filed in Maryland on April 22, 1982.
                                      Previously filed with Post-Effective
                                      Amendment No. 27 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                            (3)  D. L. Babson Tax-Free Income Fund, Inc.

                                 (A)  Articles of Incorporation of the
                                      Registrant as filed in Maryland on August
                                      22, 1979. Previously filed with
                                      Post-Effective Amendment No. 27 to the
                                      Registration Statment on Form N-1A on
                                      August 30, 1999.

                                 (B)  Articles of Amendment of the Registrant as
                                      filed in Maryland on November 30, 1979.
                                      Previously filed with Post-Effective
                                      Amendment No. 27 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                                 (C)  Articles of Amendment of the Registrant as
                                      filed in Maryland on January 2, 1981.
                                      Previously filed with Post-Effective
                                      Amendment No. 27 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                            (4)  Babson-Stewart Ivory International Fund, Inc.

                                 (A)  Articles of Incorporation of the
                                      Registrant as filed in Maryland on October
                                      2, 1987. Previously filed with
                                      Post-Effective Amendment No. 17 to the
                                      Registration Statment on Form N-1A on
                                      August 30, 1999.

                                 (B)  Articles of Amendment of the Registrant as
                                      filed in Maryland on December 10, 1987.
                                      Previously filed with Post-Effective
                                      Amendment No. 17 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                            (5)  Shadow Stock Fund, Inc.

                                 (A)  Articles of Incorporation of the
                                      Registrant as filed in Maryland on June 3,
                                      1987. Previously filed with Post-Effective
                                      Amendment No. 17 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                            (6)  Babson Enterprise Fund, Inc.

                                 (A)  Articles of Incorporation of the
                                      Registrant as filed in Maryland on July 5,
                                      1983. Previously filed with Post-Effective
                                      Amendment No. 19 to the Registration
                                      Statement on Form N-1A on Janaury 22,
                                      1999.

                                 (B)  Articles Supplementary of the Registrant
                                      as filed in Maryland on October 14, 1983.
                                      Previously filed with Post-Effective
                                      Amendment No. 19 to the Registration
                                      Statement on Form N-1A on Janaury 22,
                                      1999.

                                 (C)  Articles Supplementary of the Registrant
                                      as filed in Maryland on April 24, 1991.
                                      Previosly filed with Post-Effective
                                      Amendment No. 19 to the Registration
                                      Statement on Form N-1A on Janaury 22,
                                      1999.

                            (7)  Babson Enterprise II Fund, Inc.

                                 (1)  Articles of Incorporation of the
                                      Registrant as filed in Maryland on
                                      January 30, 1991.  Previously filed with
                                      Post-Effective Amendment No. 10 to
                                      the Registration Statement on
                                      Form N-1A on Janaury 22, 1999.

                                 (2)  Articles Supplementary of the
                                      Registrant as filed in Maryland on
                                      April 18, 1991.  Previously filed with
                                      Post-Effective Amendment No. 10 to
                                      the Registration Statement on
                                      Form N-1A on Janaury 22, 1999.

                            (8)  Babson Value Fund, Inc.

                                 (A)  Articles of Incorporation of the
                                      Registrant as filed in Maryland on July
                                      24, 1984. Previously filed with
                                      Post-Effective Amendment No. 17 to the
                                      Registration Statement on Form N-1A on
                                      Janaury 22, 1999.

                                 (B)  Articles Supplementary of the Registrant
                                      as filed in Maryland on September 25,
                                      1984. Previously filed with Post-Effective
                                      Amendment No. 17 to the Registration
                                      Statement on Form N-1A on Janaury 22,
                                      1999.

                                 (C)  Articles Supplementary of the Registrant
                                      as filed in Maryland on February 9, 1996.
                                      Previously filed with Post-Effective
                                      Amendment No. 17 to the Registration
                                      Statement on Form N-1A on Janaury 22,
                                      1999.

                                 (D)  Articles Supplementary of the Registrant
                                      as filed in Maryland on October 30, 1996.
                                      Previously filed with Post-Effective
                                      Amendment No. 17 to the Registration
                                      Statement on Form N-1A on Janaury 22,
                                      1999.

                            (9)  D. L. Babson Bond Trust
                                 (A)  Amended and Restated Agreement
                                      and Declaration of Trust of the
                                      Registrant dated March 31, 1988.
                                      Previously filed with
                                      Post-Effective Amendment No. 99 to
                                      the Registration Statement on
                                      Form N-1A on Janaury 22, 1999.

                                 (B)  Provisions of Supplementary Agreement and
                                      Declaration of Trust of the Registrant
                                      dated March 31, 1988. Previously filed
                                      with Post-Effective Amendment No. 99 to
                                      the Registration Statement on Form N-1A on
                                      Janaury 22, 1999.

                       (b)  By-laws

                            (1)  David L. Babson Growth Fund, Inc.
                                 By-laws for the Registrant.
                                 Previously filed with Post-Effective
                                 Amendment No. 77 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (2)  D. L. Babson Money Market Fund, Inc.
                                 By-laws for the Registrant.
                                 Previously filed with Post-Effective
                                 Amendment No. 27 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (3)  D. L. Babson Tax-Free Income Fund, Inc.
                                 By-laws for the Registrant.
                                 Previously filed with Post-Effective
                                 Amendment No. 27 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (4)  Babson-Stewart Ivory International Fund, Inc.
                                 By-laws for the Registrant.
                                 Previously filed with Post-Effective
                                 Amendment No. 17 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (5)  Shadow Stock Fund, Inc.
                                 By-laws for the Registrant.
                                 Previously filed with Post-Effective
                                 Amendment No. 17 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (6)  Babson Enterprise Fund, Inc.
                                 By-laws for the Registrant
                                 Previously filed with Post-Effective
                                 Amendment No. 19 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (7)  Babson Enterprise II Fund, Inc.
                                 By-laws for the Registrant
                                 Previously filed with Post-Effective
                                 Amendment No. 10 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (8)  Babson Value Fund, Inc.
                                 By-laws for the Registrant
                                 Previously filed with Post-Effective
                                 Amendment No. 17 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (9)  D. L. Babson Bond Trust
                                 By-laws for the Registrant
                                 Previously filed with Post-Effective
                                 Amendment No. 99 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                       (c)  Instrument Defining Rights of Security Holders

                                 Not Applicable

                       (d)  Investment Advisory Contracts

                            (1)  David L. Babson Growth Fund, Inc.

                                 (A)  Investment Management Agreement between
                                      Registrant and Jones &  Babson, Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 77 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                                 (B)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      David L. Babson & Co., Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 77 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                            (2)  D. L. Babson Money Market Fund, Inc.

                                 (A)  Investment Management Agreement between
                                      Registrant and Jones &  Babson, Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 27 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                                 (B)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      David L. Babson & Co., Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 27 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                            (3)  D. L. Babson Tax-Free Income Fund, Inc.

                                 (A)  Investment Management Agreement between
                                      Registrant and Jones &  Babson, Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 27 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                                 (B)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      David L. Babson & Co., Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 27 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                            (4)  Babson-Stewart Ivory International Fund, Inc.

                                 (A)  Investment Management Agreement between
                                      Registrant and Jones &  Babson, Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 17 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                                 (B)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      Babson-Stewart Ivory International
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 17 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                            (5)  Shadow Stock Fund, Inc.

                                 (A)  Investment Management Agreement between
                                      Registrant and Jones &  Babson, Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 17 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                                 (B)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      David L. Babson & Co., Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 17 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                                 (C)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      Anaylitc Systems, Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 17 to the Registration
                                      Statment on Form N-1A on August 30, 1999.

                            (6)  Babson Enterprise Fund, Inc.

                                 (A)  Investment Management Agreement between
                                      Registrant and Jones &  Babson, Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 19 to Registration
                                      Statement filed on Form N-1A on
                                      Janaury 22, 1999.

                                 (B)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      David L. Babson & Co., Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 19 to Registration
                                      Statement filed on Form N-1A on
                                      Janaury 22, 1999.

                            (7)  Babson Enterprise II Fund, Inc.

                                 (A)  Investment Management Agreement between
                                      Registrant and Jones &  Babson, Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 10 to Registration
                                      Statement filed on Form N-1A on
                                      Janaury 22, 1999.

                                 (B)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      David L. Babson & Co., Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 10 to Registration
                                      Statement filed on Form N-1A on
                                      Janaury 22, 1999.

                            (8)  Babson Value Fund, Inc.

                                 (A)  Investment Management Agreement between
                                      Registrant and Jones &  Babson, Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 17 to Registration
                                      Statement filed on Form N-1A on
                                      Janaury 22, 1999.

                                 (B)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      David L. Babson & Co., Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 17 to Registration
                                      Statement filed on Form N-1A on
                                      Janaury 22, 1999.

                            (9)  D. L. Babson Bond Trust

                                 (A)  Investment Management Agreement between
                                      Registrant and Jones &  Babson, Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 99 to Registration
                                      Statement filed on Form N-1A on
                                      Janaury 22, 1999.

                                 (B)  Investment Counsel Agreement between
                                      Jones & Babson, Inc. and
                                      David L. Babson & Co., Inc.
                                      dated June 30, 1995.
                                      Previously filed with Post-Effective
                                      Amendment No. 99 to Registration
                                      Statement filed on Form N-1A on
                                      Janaury 22, 1999.

                       (e)  Underwriting Contracts between:

                            (1)  David L. Babson Growth Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 September 30, 1995.
                                 Previously filed with Post-Effective
                                 Amendment No. 77 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (2)  D. L. Babson Money Market Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 September 30, 1995.
                                 Previously filed with Post-Effective
                                 Amendment No. 27 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (3)  D. L. Babson Tax-Free Income Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 September 30, 1995.
                                 Previously filed with Post-Effective
                                 Amendment No. 27 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (4)  Babson-Stewart Ivory International Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 September 30, 1995.
                                 Previously filed with Post-Effective Amendment
                                 No. 17 to the Registration Statment on Form
                                 N-1A on August 30, 1999.

                            (5)  Shadow Stock Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 September 30, 1995.
                                 Previously filed with Post-Effective
                                 Amendment No. 17 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (6)  Babson Enterprise Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 September 30, 1995.
                                 Previously filed with Post-Effective
                                 Amendment No. 19 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (7)  Babson Enterprise II Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 September 30, 1995.
                                 Previously filed with Post-Effective
                                 Amendment No. 10 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (8)  Babson Value Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 September 30, 1995.
                                 Previously filed with Post-Effective
                                 Amendment No. 17 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (9)  D. L. Babson Bond Trust
                                 and Jones &  Babson, Inc. dated
                                 September 30, 1995.
                                 Previously filed with Post-Effective
                                 Amendment No. 99 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                       (f)  Bonus or Profit Sharing Contracts

                                 Not Applicable.

                       (g) Custodian Agreement between:

                            (1)  David L. Babson Growth Fund, Inc.
                                 and UMB Bank, n.a. dated
                                 May 5, 1995.
                                 Previously filed with Post-Effective
                                 Amendment No. 77 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (2)  D. L. Babson Money Market Fund, Inc.
                                 and UMB Bank, n.a. dated
                                 May 5, 1995.
                                 Previously filed with Post-Effective
                                 Amendment No. 27 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (3)  D. L. Babson Tax-Free Income Fund, Inc.
                                 and UMB Bank, n.a. dated
                                 May 5, 1995.
                                 Previously filed with Post-Effective
                                 Amendment No. 27 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (4)  Babson-Stewart Ivory International Fund, Inc.
                                 and UMB Bank, n.a. dated
                                 May 5, 1995.
                                 Previously filed with Post-Effective Amendment
                                 No. 17 to the Registration Statment on Form
                                 N-1A on August 30, 1999.

                            (5)  Shadow Stock Fund, Inc.
                                 and UMB Bank, n.a. dated
                                 May 5, 1995.
                                 Previously filed with Post-Effective
                                 Amendment No. 17 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (6)  Babson Enterprise Fund, Inc.
                                 and UMB Bank, n.a. dated
                                 May 5, 1995.
                                 Previously filed with Post-Effective
                                 Amendment No. 19 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (7)  Babson Enterprise II Fund, Inc.
                                 and UMB Bank, n.a. dated
                                 May 5, 1995.
                                 Previously filed with Post-Effective
                                 Amendment No. 10 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (8)  Babson Value Fund, Inc.
                                 and UMB Bank, n.a. dated
                                 May 5, 1995.
                                 Previously filed with Post-Effective
                                 Amendment No. 17 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (9)  D. L. Babson Bond Trust
                                 and UMB Bank, n.a. dated
                                 May 5, 1995.
                                 Previously filed with Post-Effective
                                 Amendment No. 99 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                       (h) Other Material Contracts:

                            (1)  Transfer Agency Agreement between
                                 David L. Babson Growth Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 October 31, 1994.
                                 Previously filed with Post-Effective
                                 Amendment No. 77 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (2)  Transfer Agency Agreement between
                                 D. L. Babson Money Market Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 October 31, 1994.
                                 Previously filed with Post-Effective
                                 Amendment No. 27 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (3)  Transfer Agency Agreement between
                                 D. L. Babson Tax-Free Income Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 October 31, 1994.
                                 Previously filed with Post-Effective Amendment
                                 No. 27 to the Registration Statment on Form
                                 N-1A on August 30, 1999.

                            (4)  Transfer Agency Agreement between
                                 Babson-Stewart Ivory International Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 October 31, 1994.
                                 Previously filed with Post-Effective Amendment
                                 No. 17 to the Registration Statment on Form
                                 N-1A on August 30, 1999.

                            (5)  Transfer Agency Agreement between
                                 Shadow Stock Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 October 31, 1994.
                                 Previously filed with Post-Effective
                                 Amendment No. 17 to the Registration
                                 Statment on Form N-1A on August 30, 1999.

                            (6)  Transfer Agency Agreement between
                                 Babson Enterprise Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 October 31, 1994.
                                 Previously filed with Post-Effective
                                 Amendment No. 19 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (7)  Transfer Agency Agreement between
                                 Babson Enterprise II Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 October 31, 1994.
                                 Previously filed with Post-Effective
                                 Amendment No. 10 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (8)  Transfer Agency Agreement between
                                 Babson Value Fund, Inc.
                                 and Jones &  Babson, Inc. dated
                                 October 31, 1994.
                                 Previously filed with Post-Effective
                                 Amendment No. 17 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (9)  Transfer Agency Agreement between
                                 D. L. Babson Bond Trust
                                 and Jones &  Babson, Inc. dated
                                 October 31, 1994.
                                 Previously filed with Post-Effective
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                       (i)  Opinion and Consent of Counsel as to the
                            Legality of the Securities Issued for:

                            (1)  David L. Babson Growth Fund, Inc.
                                 previously filed with Post-Effective
                                 Amendment No. 77 to Registration
                                 Statement filed on Form N-1A on
                                 August 30, 1999.

                            (2)  D. L. Babson Money Market Fund, Inc.
                                 previously filed with Post-Effective
                                 Amendment No. 27 to Registration
                                 Statement filed on Form N-1A on
                                 August 30, 1999.

                            (3)  D. L. Babson Tax-Free Income Fund, Inc.
                                 previously filed with Post-Effective
                                 Amendment No. 27 to Registration
                                 Statement filed on Form N-1A on
                                 August 30, 1999.

                            (4)  Babson-Stewart Ivory International Fund, Inc.
                                 previously filed with Post-Effective
                                 Amendment No. 17 to Registration
                                 Statement filed on Form N-1A on
                                 August 30, 1999.

                            (5)  Shadow Stock Fund, Inc.
                                 previously filed with Post-Effective
                                 Amendment No. 18 to Registration
                                 Statement filed on Form N-1A on
                                 October 30, 2001.

                            (6)  Babson Enterprise Fund, Inc.
                                 previously filed with Post-Effective
                                 Amendment No. 19 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (7)  Babson Enterprise II Fund, Inc.
                                 previously filed with Post-Effective
                                 Amendment No. 10 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (8)  Babson Value Fund, Inc.
                                 previously filed with Post-Effective
                                 Amendment No. 17 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                            (9)  D. L. Babson Bond Trust
                                 previously filed with Post-Effective
                                 Amendment No. 99 to Registration
                                 Statement filed on Form N-1A on
                                 Janaury 22, 1999.

                       (j)  Other Opinions

                            (1)  Consent of Independent Auditors for:

                                 (A)  David L. Babson Growth Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(1)(A).

                                 (B)  D. L. Babson Money Market Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(1)(B).

                                 (C)  D. L. Babson Tax-Free Income Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(1)(C).

                                 (D)  Babson-Stewart Ivory International
                                      Fund, Inc. is filed herewith as
                                      Exhibit No. EX99.23(j)(1)(D).

                                 (E)  Shadow Stock Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(1)(E).

                                 (F)  Babson Enterprise Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(1)(F).

                                 (G)  Babson Enterprise II Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(1)(G).

                                 (H)  Babson Value Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(1)(H).

                                 (I)  D. L. Babson Bond Trust
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(1)(I).

                            (2)  Power of Attorney for:

                                 (A)  David L. Babson Growth Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(2)(A).

                                 (B)  D. L. Babson Money Market Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(2)(B).

                                 (C)  D. L. Babson Tax-Free Income Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(2)(C).

                                 (D)  Babson-Stewart Ivory International
                                      Fund, Inc. is filed herewith as
                                      Exhibit No. EX99.23(j)(2)(D).

                                 (E)  Shadow Stock Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(2)(E).

                                 (F)  Babson Enterprise Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(2)(F).

                                 (G)  Babson Enterprise II Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(2)(G).

                                 (H)  Babson Value Fund, Inc.
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(2)(H).

                                 (I)  D. L. Babson Bond Trust
                                      is filed herewith as
                                      Exhibit No. EX99.23(j)(2)(I).

                       (k) Omitted Financial Statments

                                 Not Applicable.

                       (l) Initial Capital Agreements

                                 Not Applicable.

                       (m)  Rule 12b-1 Plan

                                 Not Applicable.

                       (n)  Rule 18f-3 Plan

                                 Not Applicable.

                       (p)  The joint Code of Ethics of each Registrant and
                            the investment manager and underwriter, Jones &
                            Babson, Inc. is filed herewith as Exhibit
                            EX-99.23(p)(1).

                       (p)  The Code of Ethics of the sub-advisor,
                            Kornitzer Capital Management, Inc. is filed
                            herewith as Exhibit No. EX-99.23(p)(2).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT:

          None

ITEM 25.  INDEMNIFICATION:

     Under the terms of the Maryland General Corporation Law and the
Registrant's By-Laws, the Registrant shall indemnify any person who was or is a director, officer, or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such person is proper in the circumstances. Such determination shall be made:

    (i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

    (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

     No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

The principal business of Jones & Babson, Inc. is the management of the
Babson and Buffalo families of mutual funds. It also has expertise in the tax and pension plan field. It supervises a number of prototype and profit-sharing plan programs sponsored by various organizations eligible to be prototype plan sponsors. The principal business of David L. Babson & Co., Inc. is to provide investment counsel and advice to a wide variety of clients.

ITEM 27.  PRINCIPAL UNDERWRITER:

          (a)  Jones & Babson, Inc., the only principal underwriter of the
               Registrant, also acts as principal underwriter for:

                                David L. Babson Growth Fund, Inc.
                                D.L. Babson Money Market Fund, Inc.
                                D.L. Babson Tax-Free Income Fund, Inc.
                                Shadow Stock Fund, Inc.
                                Babson-Stewart Ivory International Fund, Inc.
                                Babson Enterprise Fund, Inc.
                                Babson Enterprise Fund II, Inc.
                                Babson Value Fund, Inc.
                                D.L. Babson Bond Trust

                                Buffalo Balanced Fund, Inc.
                                Buffalo Equity Fund, Inc.
                                Buffalo High Yield Fund, Inc.
                                Buffalo Small Cap Fund, Inc.
                                Buffalo USA Global Fund, Inc.
                                Buffalo Funds
                                      Science and Technology Fund

          (b)  The tables below set forth certain information as to the
               Underwriter's Directors, Officers, Partners and Control Persons:

Name and Business       Positions and Offices   Positions and Offices
Address                 with Underwriter        with the Registrant

Stephen S. Soden        Chairman, President     President and Director
BMA Tower               and Director
700 Karnes Blvd.
Kansas City, MO
64108-3306

David Higley            Director                None
BMA Tower
700 Karnes Blvd.
Kansas City, MO
64108-3306

Edward S. Ritter        Director                None
BMA Tower
700 Karnes Blvd.
Kansas City, MO
64108-3306

David Gates             Director                None
BMA Tower
700 Karnes Blvd.
Kansas City, MO
64108-3306

Robert N. Sawyer        Director                None
BMA Tower
700 Karnes Blvd.
Kansas City, MO
64108-3306

Mike Deardorff          Director                None
BMA Tower
700 Karnes Blvd.
Kansas City, MO
64108-3306

P. Bradley Adams        Director             Vice Presdient and
BMA Tower          Vice President and        Treasurer
700 Karnes Blvd.        Treasurer
Kansas City, MO
64108-3306

Martin A. Cramer   Legal and Regulatory      Vice President and
700 Karnes Blvd.    Affairs, Vice Pres.          Secretary
Kansas City, MO        and Secretary
64108-3306

  (c)  The principal underwriter does not receive any remuneration or compensation for the duties or services rendered to the Registrant pursuant to the principal underwriting agreement.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

      Each account, book or other document required to be maintained by Section
31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR
270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of
Jones and Babson, Inc., at BMA Tower, 700 Karnes Blvd., Kansas City, Missouri
64108-3306.

ITEM 29.  MANAGEMENT SERVICES:

     There are no management related service contracts not discussed in Part A or Part B.

ITEM 30.  UNDERTAKINGS

     Registrant undertakes that, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933
Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, on the 29th day of October, 2001.

               David L. Babson Growth Fund, Inc.
               Babson Enterprise Fund, Inc.
               Babson Enterprise Fund II, Inc.
               D.L. Babson Money Market Fund, Inc.
               D.L. Babson Tax-Free Income Fund, Inc.
               D.L. Babson Bond Trust
               Babson Value Fund, Inc.
               Shadow Stock Fund, Inc.
               Babson-Stewart Ivory International Fund, Inc.

                  By /s/ Stephen S. Soden
                  Stephen S. Soden, Chairman and President

         Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature                  Title                                Date

/s/ Stephen S. Soden       President, Principal Executive     October 29, 2001
Stephen S. Soden             Officer and Director

/s/ Fracis C. Rood         Director                           October 29, 2001
Francis C. Rood*

/s/ William H. Russell     Director                           October 29, 2001
William H. Russell*

/s/ H. David Rybolt        Director                           October 29, 2001
H. David Rybolt*

/s/ Richard J. Phelps      Director                           October 29, 2001
Richard J. Phelps*

/s/ James T. Jensen        Director                           October 29, 2001
James T. Jensen*

/s/ P. Bradley Adams       Vice President and Principal       October 29, 2001
P. Bradley Adams           Financial and Accounting Officer

        By: /s/ Stephen S. Soden
            Attorney-in-Fact
            (Pursuant to Power of Attorney)

                                  EXHIBIT INDEX

                      EXHIBITS                       EXHIBIT NO.

          Legal Opinion                               EX-99.i.5
          Consent of Auditors                         EX-99.j.1